[front cover]

November 30, 2002

American Century
Semiannual Report

[photo]

Tax-Free Bond
High-Yield Municipal
Tax-Free Money Market

                                  [american century logo and text logo (reg.sm)]

[inside front cover - blank]

Our Message to You
[photo]
James E. Stowers III with James E. Stowers, Jr.

During the six months ended November 30, 2002, investors became more risk-averse in response to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals; signs from various economic indicators that the recovery from last year's recession was slowing; and steps toward renewed hostilities with Iraq.

Reactions in the U.S. financial markets included historically low short-term interest rates (the Federal Reserve cut its overnight interest rate target to
1.25%), increased bond issuance (to take advantage of low interest rates and offset growing federal and state deficits), and lower stock prices. The American
Century tax-free and municipal funds in this report--Tax-Free Bond, High-Yield
Municipal, and Tax-Free Money Market--posted positive returns, in stark contrast to the losses suffered by many portfolios with equity holdings.

We responded to the challenging and changing times by realigning the senior leadership team of ACIM, American Century's investment management subsidiary.
Mark Mallon (previously chief investment officer of ACIM's value/quantitative equity group) became the new ACIM CIO, replacing Randy Merk, who left American
Century in August. Three of ACIM's senior portfolio managers--Jim Stowers III,
Phil Davidson, and John Schniedwind--became the CIOs of growth, value, and quantitative equity, respectively; and Bill Lyons became the new ACIM president, in addition to his other duties (president and CEO of American Century
Companies).

Bill's new responsibilities reinforce our commitment to investment management as the core of our business. "This move aligns overall company operations more closely with ACIM," says Bill. "Mark's focus is on investment performance and ensuring that the right people are in place with the right tools to do their jobs. I will make sure that ACIM works in an integrated fashion with the other parts of our business."

We believe ACIM's new alignment further demonstrates our commitment to producing the best possible returns for you.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

TAX-FREE BOND

HIGH-YIELD MUNICIPAL

TAX-FREE MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   39
Share Class Information ...................................................   40
Background Information

Tax-Free Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2002
---------------------------------------------------------------------------------------------------------
                                                   LEHMAN 5-YEAR     INTERMEDIATE MUNICIPAL DEBT FUNDS(2)
                                TAX-FREE BOND   MUNICIPAL GO INDEX     AVERAGE RETURN   FUND'S RANKING
---------------------------------------------------------------------------------------------------------
   6 months(1)                      3.21%             3.31%                2.94%             --
---------------------------------------------------------------------------------------------------------
   1 Year                           6.02%             6.47%                5.51%        37 out of 128
---------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------
   3 Years                          7.18%             6.77%                6.34%        12 out of 100
---------------------------------------------------------------------------------------------------------
   5 Years                          5.57%             5.61%                4.91%        12 out of 95
---------------------------------------------------------------------------------------------------------
   10 Years                         5.70%             5.73%                5.63%        15 out of 33
---------------------------------------------------------------------------------------------------------

The fund's inception date was 3/2/87.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 41-44 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
------------------------------------------------------------------------------------------------------------------------
                       1993      1994       1995      1996      1997      1998       1999      2000      2001     2002
------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond          8.08%    -1.90%     12.80%     4.99%     5.66%     6.77%     -0.24%     7.29%     8.25%    6.02%
------------------------------------------------------------------------------------------------------------------------
Lehman 5-Year
Municipal GO Index     7.83%    -0.90%     11.99%     5.36%     5.38%     6.32%      1.49%     5.62%     8.24%    6.47%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for Tax-Free
Bond. Returns for the Lehman 5-Year Municipal GO Index are provided for comparison. Tax-Free Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

Tax-Free Bond - Portfolio Commentary

By Ken Salinger, portfolio manager

PERFORMANCE SNAPSHOT

For the six months ended November 30, 2002, Tax-Free Bond performed well compared with its Lipper peer group. The fund's longer-term performance was even better. (See page 1 for details.)

Several strategies helped make that performance possible. In particular, we emphasized high-quality bonds for the portfolio while working with our credit research team to find what we believed were attractively-valued higher-yielding securities. State-specific opportunities and lower-than-average expenses compared with the Lipper group helped too. The portfolio's bond maturity structure was less helpful, providing mixed results.

ECONOMIC & MARKET REVIEW

Economic and financial market volatility continued during the six months. After growing at a lukewarm 1.3% annual pace during the second quarter, the U.S.
economy managed a more impressive 4% growth rate during the third quarter. But conditions softened yet again as September drew to a close, leading to lower growth expectations for 2002's final quarter. As a result, the Federal
Reserve--the U.S. central bank--reduced short-term interest rates to 1.25% in early November, after having held them at a 40-year low of 1.75% since December
2001.

Municipal bonds performed respectably in that environment. Bouts of market volatility drove up demand for high-quality bonds, and that supported prices and held down yields in spite of some intermittent stock rallies and increased municipal bond supply. Low interest rates and refunding needs led to heavy muni issuance, which, other things being equal, tends to push prices lower and yields higher. But the strong demand for high-quality bonds was the prevailing factor.

PORTFOLIO STRATEGIES

Although we kept the portfolio concentrated in AAA and AA bonds, which generally outperformed, we also looked for what we felt were attractively valued higher-yielding securities. Our seasoned credit research team continued to play a vital role in that regard. For example, the team helped us find some BBB

YIELDS AS OF NOVEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                       2.90%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
-------------------------------------------------------------------------------
27.0% Tax Bracket                                      3.97%
-------------------------------------------------------------------------------
30.0% Tax Bracket                                      4.14%
-------------------------------------------------------------------------------
35.0% Tax Bracket                                      4.46%
-------------------------------------------------------------------------------
38.6% Tax Bracket                                      4.72%
-------------------------------------------------------------------------------
* The tax brackets indicated are for federal taxes only.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                  AS OF 11/30/02
-------------------------------------------------------------------------------
Net Assets                                        $531.9 million
-------------------------------------------------------------------------------
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   9.5 yrs               8.6 yrs
-------------------------------------------------------------------------------
Average Duration                           5.4 yrs               4.6 yrs
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                 0.51%
-------------------------------------------------------------------------------
* Annualized.

Investment terms are defined in the Glossary.                       (continued)

-----
    2

Tax-Free Bond - Portfolio Commentary

Florida municipal bonds issued by Martin County Health Facilities. In spite of the general stigma attached to the health care industry, our disciplined research efforts determined that the credit story behind these securities  met our conservative standards. So we picked up some of the facilities' three- and four-year bonds, and they've performed very well.

State-specific strategies helped performance, too. For example, we sold some bonds from Ohio and Connecticut, where seasonal supply and demand factors had helped the bonds appreciate. We put the proceeds to work in bonds from states such as California and  New York, where stepped-up issuance translated into what we felt were better relative opportunities. Once supply levels begin to normalize in those states, we expect the bonds to appreciate and boost Tax-Free
Bond's performance.

In addition, we barbelled the portfolio's bond maturity structure because of the economic backdrop and the sizable gap between the yields of short- and long-term municipal bonds. To build the barbell, we emphasized bonds maturing inside of five years and ones maturing in 20 years or more, while limiting the portfolio's exposure to intermediate-maturity bonds.

The barbell didn't perform as well as we'd hoped because the difference between short- and long-term bond yields grew, rather than shrank. But the premium bonds
(bonds trading at prices above par, or face value) that we used in the long end of the barbell performed very well, as did the short-maturity end of our barbell.

OUTLOOK

Looking ahead, the U.S. economy continues to show signs of slow improvement. But the sustainability of that progress depends on many uncertain factors, like the
Iraq situation. So for now we expect to continue focusing on top-quality bonds and on our security selection process. We'll likely keep the portfolio barbelled for now as well.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
--------------------------------------------------------------------------------
AAA                                         73%                   68%
--------------------------------------------------------------------------------
AA                                          16%                   20%
--------------------------------------------------------------------------------
A                                            9%                   11%
--------------------------------------------------------------------------------
BBB                                          2%                    1%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 42 for more information.

TOP FIVE STATES
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
                                                                  AS OF
                                                                11/30/02
--------------------------------------------------------------------------------
New York                                                         13.2%
--------------------------------------------------------------------------------
California                                                       11.4%
--------------------------------------------------------------------------------
Washington                                                        9.7%
--------------------------------------------------------------------------------
Texas                                                             9.2%
--------------------------------------------------------------------------------
Arizona                                                           6.7%
--------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          3

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.5%

ALABAMA -- 3.1%
--------------------------------------------------------------------------------
           $3,365  Alabama 21st Century Auth.
                   Tobacco Settlement Rev., 5.25%,
                   12/1/09                                             $  3,488
--------------------------------------------------------------------------------
            3,910  Alabama 21st Century Auth.
                   Tobacco Settlement Rev., 5.50%,
                   12/1/10                                                4,065
--------------------------------------------------------------------------------
            1,000  Alabama Board of Education Rev.,
                   (Shelton State Community College),
                   6.00%, 10/1/09 (MBIA)                                  1,097
--------------------------------------------------------------------------------
              865  Alabama Water Pollution Control
                   Auth. Rev., 5.75%, 8/15/18
                   (AMBAC)                                                  942
--------------------------------------------------------------------------------
            1,000  East Central Industrial Development
                   Auth. Rev., 5.25%, 9/1/13 (AMBAC)                      1,064
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,049
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,556
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth. Rev.,
                   Series 2002 A, 3.80%, 6/1/06
                   (MBIA)                                                 1,291
--------------------------------------------------------------------------------
            1,500  Montgomery Waterworks &
                   Sanitary Sewer Board Rev., Series
                   2002 A, 5.00%, 9/1/04 (AMBAC)                          1,585
--------------------------------------------------------------------------------
                                                                         17,137
--------------------------------------------------------------------------------
ALASKA -- 0.5%
--------------------------------------------------------------------------------
            1,670  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/04 (FSA)                                    1,769
--------------------------------------------------------------------------------
            1,000  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/05 (FSA)                                    1,084
--------------------------------------------------------------------------------
                                                                          2,853
--------------------------------------------------------------------------------
ARIZONA -- 6.3%
--------------------------------------------------------------------------------
            1,500  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/19                                          1,570
--------------------------------------------------------------------------------
            2,000  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/20                                          2,079
--------------------------------------------------------------------------------
            1,000  Arizona School Facilities Board Rev.,
                   (State School Improvement), 5.00%,
                   7/1/06                                                 1,089
--------------------------------------------------------------------------------
            2,000  Arizona School Facilities Board Rev.,
                   (State School Improvement), 5.25%,
                   7/1/20                                                 2,090
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    3,128
--------------------------------------------------------------------------------
            2,130  Energy Management Services LLC
                   Rev., (Arizona State University -
                   Main Campus), 4.50%, 7/1/12
                   (MBIA)                                                 2,220
--------------------------------------------------------------------------------
            1,640  Glendale Water & Sewer Rev.,
                   4.80%, 7/1/03 (FGIC)                                   1,673
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                $  1,087
--------------------------------------------------------------------------------
            4,000  Maricopa County Community
                   College District GO, Series 1997 B,
                   5.00%, 7/1/12                                          4,273
--------------------------------------------------------------------------------
            1,155  Maricopa County Unified School
                   District No. 41 GO, (Gilbert),
                   5.75%, 7/1/11 (FSA)                                    1,318
--------------------------------------------------------------------------------
            1,000  Maricopa County Unified School
                   District No. 48 GO, (Scottsdale),
                   4.00%, 7/1/03 (FSA)                                    1,016
--------------------------------------------------------------------------------
            2,450  Mesa GO, Series 2002 A, 3.75%,
                   7/1/11 (FGIC)                                          2,444
--------------------------------------------------------------------------------
            2,600  Mesa GO, Series 2002 A, 3.95%,
                   7/1/14 (FGIC)                                          2,547
--------------------------------------------------------------------------------
            2,850  Mesa GO, Series 2002 A, 4.05%,
                   7/1/15 (FGIC)                                          2,777
--------------------------------------------------------------------------------
            1,000  Mohave County Community College
                   District Rev., (State Board of
                   Directors), 6.00%, 3/1/20 (MBIA)                       1,091
--------------------------------------------------------------------------------
            2,000  Pima County Unified School District
                   No. 1 GO, Series 1993 E, (Tucson),
                   5.25%, 7/1/08 (FGIC)                                   2,122
--------------------------------------------------------------------------------
            1,200  Pima County Unified School District
                   No. 40 Rev., (Indian Oasis-
                   Baboquivari), Series 2002 A,
                   4.60%, 7/1/13 (MBIA)                                   1,249
--------------------------------------------------------------------------------
            1,500  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev., Series
                   2001 A, 5.00%, 1/1/05                                  1,595
--------------------------------------------------------------------------------
                                                                         35,368
--------------------------------------------------------------------------------
ARKANSAS -- 1.3%
--------------------------------------------------------------------------------
            2,000  Fort Smith Sales and Use Tax,
                   Series 2001 A, 4.375%, 12/1/11                         2,069
--------------------------------------------------------------------------------
            1,250  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/03                                         1,271
--------------------------------------------------------------------------------
            1,300  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                  (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                         1,337
--------------------------------------------------------------------------------
            1,355  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/05                                         1,395
--------------------------------------------------------------------------------
              905  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 B,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                           930
--------------------------------------------------------------------------------
                                                                          7,002
--------------------------------------------------------------------------------
CALIFORNIA -- 10.3%
--------------------------------------------------------------------------------
            1,405  Aromas-San Juan Unified School
                   District GO, Series 2002 A, 5.62%,
                   8/1/25 (FGIC)(1)                                         407
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,545  Aromas-San Juan Unified School
                   District GO, Series 2002 A, 5.64%,
                   7/1/27 (FGIC)(1)                                    $    402
--------------------------------------------------------------------------------
            2,245  Calaveras Unified School District
                   GO, 5.88%, 8/1/26 (FSA)(1)                               615
--------------------------------------------------------------------------------
            2,875  Calaveras Unified School District
                   GO, 5.89%, 5/1/27 (FSA)(1)                               756
--------------------------------------------------------------------------------
            1,100  California Public Works Board
                   Lease Rev., Series 1994 A, (Various
                   University of California Projects),
                   6.15%, 11/1/04                                         1,204
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease Rev., Series 1994 A, (Various
                   California State University Projects),
                   6.20%, 10/1/08                                         1,091
--------------------------------------------------------------------------------
           11,375  California Public Works Board
                   Lease Rev., Series 2002 A,
                   (Department of General Services -
                   Capital East End), 5.00%, 12/1/12
                   (AMBAC)(2)                                            12,517
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev., Series
                   2002 E, (Kaiser Permanente),
                   4.70%, 6/1/09                                          1,035
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (AMBAC)(1)                                327
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (AMBAC)(1)                                309
--------------------------------------------------------------------------------
            1,355  Clovis Unified School District GO,
                   Series 2002 B, (Election 2001),
                   5.16%, 8/1/23 (FGIC)(1)                                  441
--------------------------------------------------------------------------------
           12,910  Fresno Unified School District GO,
                   Series 2002 A, 6.00%, 8/1/26
                   (MBIA)(2)                                             14,875
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%, 7/1/29
                   (AMBAC)                                                3,152
--------------------------------------------------------------------------------
            1,500  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation, Series 1993 H, (Bunker
                   Hill), 6.50%, 12/1/14 (FSA)                            1,598
--------------------------------------------------------------------------------
            3,500  Los Angeles County Public Works
                   Financing Auth. Rev., Series 1997 A,
                   (Regional Park and Open Space
                   District), 5.00%, 10/1/19                              3,576
--------------------------------------------------------------------------------
            2,070  Pleasant Valley School District
                   Ventura County GO, Series 2002 A,
                   5.85%, 2/1/24 (MBIA)                                   2,335
--------------------------------------------------------------------------------
              825  Rocklin Unified School District
                   Community Facilities COP, (Capital
                   Appreciation #1), 6.10%, 9/1/24
                   (AMBAC)(1)                                               252
--------------------------------------------------------------------------------
            5,610  Rocklin Unified School District GO,
                   5.64%, 8/1/23 (FGIC)(1)                                1,826
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,341
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,106
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                $  2,153
--------------------------------------------------------------------------------
            1,000  San Mateo Union High School
                   District GO, Series 2002 B,
                   (Election of 2000), 5.68%, 9/1/25
                   (FGIC)(1)                                                289
--------------------------------------------------------------------------------
            1,000  San Mateo Union High School
                   District GO, Series 2002 B,
                   (Election of 2000), 5.69%, 9/1/26
                   (FGIC)(1)                                                273
--------------------------------------------------------------------------------
            5,435  University of California Rev., Series
                   2002 O, (Multiple Purpose
                   Projects), 4.50%, 9/1/15 (FGIC)                        5,536
--------------------------------------------------------------------------------
                                                                         58,416
--------------------------------------------------------------------------------
COLORADO -- 3.6%
--------------------------------------------------------------------------------
            1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B, 5.75%,
                   12/1/17 (MBIA)                                         1,225
--------------------------------------------------------------------------------
              500  Colorado Water Resources & Power
                   Development Auth. Clean Water
                   Rev., Series 2000 A, 6.25%, 9/1/16                       574
--------------------------------------------------------------------------------
            1,615  Denver City & County Excise Rev.,
                   Series 2001 A, (Convention Center),
                   4.25%, 9/1/03 (FSA)                                    1,650
--------------------------------------------------------------------------------
            2,835  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series
                   2002 B,  5.75%, 12/15/17 (FSA/State Aid
                   Withholding)                                           3,171
--------------------------------------------------------------------------------
            2,000  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 A,
                   (Refunding & Improvement),
                   5.45%, 12/1/04 (LOC: Banque
                   Nationale de Paris S.A.)                               2,089
--------------------------------------------------------------------------------
            4,000  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 B,
                   5.45%, 12/1/20 (LOC: Allied Irish
                   Bank PLC)                                              4,178
--------------------------------------------------------------------------------
            5,000  University of Colorado Regents
                   COP, 6.00%, 12/1/22 (MBIA-IBC)(3)                      5,509
--------------------------------------------------------------------------------
            1,555  University of Northern Colorado
                   Rev., (Auxiliary Facilities System),
                   5.50%, 6/1/17 (AMBAC)                                  1,671
--------------------------------------------------------------------------------
                                                                         20,067
--------------------------------------------------------------------------------
CONNECTICUT -- 1.2%
--------------------------------------------------------------------------------
            1,880  Connecticut Development Auth.
                   Rev., Series 1994 A, 6.375%,
                   10/15/24                                               2,055
--------------------------------------------------------------------------------
            1,110  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/09
                   (AMBAC)                                                1,218
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/10
                   (AMBAC)                                                2,414
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,000  New Haven Air Rights Package
                   Facility Rev., 5.375%, 12/1/12
                   (AMBAC)                                             $  1,116
--------------------------------------------------------------------------------
                                                                          6,803
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.5%
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,542
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev., (Gonzaga
                   College High School), 5.20%,
                   7/1/12 (FSA)                                           1,256
--------------------------------------------------------------------------------
                                                                          2,798
--------------------------------------------------------------------------------
FLORIDA -- 0.9%
--------------------------------------------------------------------------------
            1,000  Florida Turnpike Auth. Rev., Series
                   1993 A, (Department of
                   Transportation), 5.00%, 7/1/16
                   (FGIC)                                                 1,020
--------------------------------------------------------------------------------
            1,465  Martin County Health Facilities Auth.
                   Rev., Series 2002 A, (Martin
                   Memorial Medical Center), 3.60%,
                   11/15/05(2)                                            1,473
--------------------------------------------------------------------------------
            1,500  Martin County Health Facilities Auth.
                   Rev., Series 2002 A, (Martin
                   Memorial Medical Center), 4.00%,
                   11/15/06(2)                                            1,510
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission Water
                   & Electric Rev., Series 1989 D,
                   6.75%, 10/1/17                                         1,225
--------------------------------------------------------------------------------
                                                                          5,228
--------------------------------------------------------------------------------
GEORGIA -- 0.2%
--------------------------------------------------------------------------------
              255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09 (MBIA)(4)                                         300
--------------------------------------------------------------------------------
              635  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        740
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(4)                                     130
--------------------------------------------------------------------------------
                                                                          1,170
--------------------------------------------------------------------------------
HAWAII -- 0.1%
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10 (FGIC)                                     597
--------------------------------------------------------------------------------
IDAHO -- 0.3%
--------------------------------------------------------------------------------
            1,325  Blaine County School District
                   No. 61 GO, (Hailey), 5.00%,
                   7/30/10 (School Board Guarantee)                       1,437
--------------------------------------------------------------------------------
ILLINOIS -- 3.3%
--------------------------------------------------------------------------------
            1,365  Chicago Multi-family Housing Rev.,
                   Series 2001 B, (Stone Terrace
                   Apartments), 4.10%, 3/20/03 (LOC:
                   Northern Trust Company)                                1,375
--------------------------------------------------------------------------------
            1,300  Chicago O'Hare International Airport
                   Rev., Series 1993 A, (Senior Lien),
                   4.80%, 1/1/05                                          1,355
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $4,000  Chicago O'Hare International Airport
                   Rev., Series 1993 A, (Senior Lien),
                   5.00%, 1/1/12 (MBIA-IBC)                            $  4,226
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev., (Civic
                   Center), 6.25%, 12/15/20 (AMBAC)                       2,354
--------------------------------------------------------------------------------
              595  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.00%, 5/15/08                              622
--------------------------------------------------------------------------------
              655  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.125%, 5/15/10                             673
--------------------------------------------------------------------------------
              400  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.75%, 5/15/16                              412
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth. Rev.,
                   Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(4)                           1,363
--------------------------------------------------------------------------------
            1,100  Illinois Health Facilities Auth. Rev.,
                   Series 2002 A, (Lake Forest
                   Hospital), 5.00%, 7/1/05                               1,150
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation
                   Auth. Rev., Series 1990 A, 7.20%,
                   11/1/20 (AMBAC)                                        1,279
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/17
                   (MBIA)                                                 1,237
--------------------------------------------------------------------------------
            1,220  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/18
                   (MBIA)                                                 1,361
--------------------------------------------------------------------------------
            1,000  University of Illinois COP, (Utility
                   Infrastructure), 5.75%, 8/15/08
                   (MBIA)                                                 1,128
--------------------------------------------------------------------------------
                                                                         18,535
--------------------------------------------------------------------------------
INDIANA -- 2.1%
--------------------------------------------------------------------------------
            1,000  Franklin Township School Building
                   Corporation Marion County GO,
                   4.50%, 1/5/03 (FGIC/State Aid
                   Withholding)                                           1,003
--------------------------------------------------------------------------------
            1,010  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   3.50%, 1/20/04 (AMBAC)                                 1,032
--------------------------------------------------------------------------------
            1,005  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   4.00%, 1/20/05 (AMBAC)                                 1,047
--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities Financing
                   Auth. Hospital Rev., (Holy Cross
                   Health System Corp.), 5.375%,
                   12/2/12 (MBIA)                                         2,017
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15(4)                                                271
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15                                                   987
--------------------------------------------------------------------------------
            1,000  Ivy Technical State College Student
                   Fee Rev., Series 2002 G, 3.00%,
                   7/1/03 (AMBAC)                                         1,010
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    6

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,500  Mount Vernon of Hancock County
                   Multi-School Building Corp. GO,
                   Series 2001 B, (First Mortgage),
                   5.75%, 7/15/15 (AMBAC)                              $  1,649
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools Building
                   Corporation Rev., (First Mortgage),
                   5.75%, 7/15/18 (FGIC)                                  1,794
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. Rev., (First
                   Mortgage), 5.75%, 7/15/15
                   (FGIC/State Aid Withholding)                           1,100
--------------------------------------------------------------------------------
                                                                         11,910
--------------------------------------------------------------------------------
KANSAS -- 0.7%
--------------------------------------------------------------------------------
              325  Kansas City Utility System Rev.,
                   6.375%, 9/1/04, Prerefunded at
                   102% of Par (FGIC)(4)                                    357
--------------------------------------------------------------------------------
              675  Kansas City Utility System Rev.,
                   6.375%, 9/1/23 (FGIC)                                    735
--------------------------------------------------------------------------------
            1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                       1,327
--------------------------------------------------------------------------------
            1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                       1,237
--------------------------------------------------------------------------------
                                                                          3,656
--------------------------------------------------------------------------------
MASSACHUSETTS -- 0.9%
--------------------------------------------------------------------------------
            2,000  Massachusetts GO, Series 2002 E,
                   (Consolidated Loan), 5.00%,
                   1/1/05(2)                                              2,124
--------------------------------------------------------------------------------
            1,000  Massachusetts Health &
                   Educational Facilities Auth. Rev.,
                   Series 1992 F, 6.25%, 7/1/12
                   (AMBAC)                                                1,165
--------------------------------------------------------------------------------
            1,690  Massachusetts Housing Finance
                   Agency Rev., Series 1993 H, 6.75%,
                   11/15/12 (FNMA)                                        1,755
--------------------------------------------------------------------------------
                                                                          5,044
--------------------------------------------------------------------------------
MICHIGAN -- 2.9%
--------------------------------------------------------------------------------
              600  Detroit GO, Series 1995 A, 6.10%,
                   4/1/03                                                   610
--------------------------------------------------------------------------------
            1,000  Detroit GO, Series 2002 A, 5.00%,
                   4/1/07 (MBIA)                                          1,088
--------------------------------------------------------------------------------
            1,485  Grand Valley State University Rev.,
                   5.75%, 12/1/15 (FGIC)                                  1,639
--------------------------------------------------------------------------------
            1,935  Lakeview School District Calhoun
                   GO, Series 2002 A, (School Building
                   and Site), 5.25%, 5/1/20 (Q-SBLF)(2)                   2,005
--------------------------------------------------------------------------------
            1,000  Michigan Hospital Finance Auth.
                   Rev., Series 1999 A, (Ascension
                   Health Credit), 5.25%, 11/15/05
                   (MBIA)                                                 1,079
--------------------------------------------------------------------------------
            1,000  Michigan Municipal Bond Auth.
                   Rev., (Clean Water Revolving Fund),
                   5.00%, 10/1/06                                         1,092
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.00%, 12/1/11
                   (FGIC)                                                 2,166
--------------------------------------------------------------------------------
            1,205  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.00%, 12/1/12
                   (FGIC)                                                 1,297
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $2,215  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.375%, 12/1/13
                   (FGIC)                                              $  2,431
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.375%, 12/1/14
                   (FGIC)                                                 2,534
--------------------------------------------------------------------------------
                                                                         15,941
--------------------------------------------------------------------------------
MINNESOTA -- 0.6%
--------------------------------------------------------------------------------
            2,325  Minneapolis Health Care Systems
                   Rev., Series 2002 B, (Fairview
                   Health Services), 4.00%, 5/15/04
                   (MBIA)                                                 2,400
--------------------------------------------------------------------------------
            1,000  Minnesota Housing Finance Agency
                   Rev., Series 2000 C, (Residential
                   Housing Finance), 3.00%, 7/1/21
                   (GO of Agency)                                         1,014
--------------------------------------------------------------------------------
                                                                          3,414
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.3%
--------------------------------------------------------------------------------
            1,510  Walnut Grove Correctional Auth.
                   COP, 5.25%, 11/1/03 (AMBAC)                            1,563
--------------------------------------------------------------------------------
MISSOURI -- 2.4%
--------------------------------------------------------------------------------
            1,145  Jackson County Public Building
                   Corp. Rev., Series 2000 A, 6.00%,
                   11/1/18                                                1,228
--------------------------------------------------------------------------------
            1,775  Missouri Development Finance
                   Board Rev., Series 2000 A,
                   (Midtown Redevelopment), 5.75%,
                   4/1/22 (MBIA)                                          1,899
--------------------------------------------------------------------------------
            3,000  Missouri Health & Educational
                   Facilities Auth. Rev., Series 1998 A,
                   (Park Lane Medical Center), 5.60%,
                   1/1/15 (MBIA)                                          3,309
--------------------------------------------------------------------------------
            2,475  Springfield COP, (Greene County
                   Park), 3.00%, 12/1/03                                  2,510
--------------------------------------------------------------------------------
            3,210  Springfield COP, (Greene County
                   Park), 3.50%, 12/1/04                                  3,311
--------------------------------------------------------------------------------
            1,000  St. Louis Airport Rev., 6.00%,
                   1/1/04                                                 1,015
--------------------------------------------------------------------------------
                                                                         13,272
--------------------------------------------------------------------------------
NEBRASKA -- 0.9%
--------------------------------------------------------------------------------
            5,000  Nebraska Public Power District
                   Rev., 3.50%, 12/1/03                                   5,103
--------------------------------------------------------------------------------
NEVADA -- 1.2%
--------------------------------------------------------------------------------
            1,000  Clark County Airport Rev., Series
                   1998 A, (Sub Lien), 5.00%, 7/1/03
                   (MBIA)                                                 1,021
--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/17
                   (FGIC)                                                 1,040
--------------------------------------------------------------------------------
            1,550  Reno Sales and Room Tax Rev.,
                   (Transportation Project), (Senior
                   Lien), 5.50%, 6/1/19 (AMBAC)                           1,645
--------------------------------------------------------------------------------
            1,865  Reno Sales and Room Tax Rev.,
                   (Transportation Project), (Senior
                   Lien), 5.50%, 6/1/20 (AMBAC)                           1,966
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,040  Reno Sales and Room Tax Rev.,
                   (Transportation Project), (Senior
                   Lien), 5.50%, 6/1/21 (AMBAC)                        $  1,091
--------------------------------------------------------------------------------
                                                                          6,763
--------------------------------------------------------------------------------
NEW JERSEY -- 0.9%
--------------------------------------------------------------------------------
            1,030  Atlantic City Board of Education
                   GO, 6.00%, 12/1/02, Prerefunded
                   at 102% of Par (AMBAC)(4)                              1,051
--------------------------------------------------------------------------------
            2,250  Egg Harbor Township School
                   District GO, 5.00%, 2/15/11 (FSA)                      2,436
--------------------------------------------------------------------------------
            1,495  Egg Harbor Township School
                   District GO, 5.00%, 2/15/12 (FSA)                      1,619
--------------------------------------------------------------------------------
                                                                          5,106
--------------------------------------------------------------------------------
NEW MEXICO -- 0.3%
--------------------------------------------------------------------------------
            1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (AMBAC)                                        1,535
--------------------------------------------------------------------------------
NEW YORK -- 11.6%
--------------------------------------------------------------------------------
            1,055  Mayfield Central School District GO,
                   4.375%, 6/15/13 (FSA)                                  1,080
--------------------------------------------------------------------------------
            1,120  Mayfield Central School District GO,
                   4.50%, 6/15/14 (FSA)                                   1,143
--------------------------------------------------------------------------------
            1,820  Middletown City School District GO,
                   Series 2002 A, 3.25%, 11/1/11
                   (FSA)                                                  1,720
--------------------------------------------------------------------------------
            1,280  New Paltz Central School District
                   GO, 4.00%, 6/1/12 (FGIC)                               1,287
--------------------------------------------------------------------------------
            1,500  New York City Transitional Finance
                   Auth. Rev., Series 2002 C, 5.25%,
                   8/1/10 (FSA)                                           1,649
--------------------------------------------------------------------------------
            2,000  New York City Transitional Finance
                   Auth. Rev., Series 2002 C, 5.25%,
                   8/1/11 (FSA)                                           2,198
--------------------------------------------------------------------------------
            1,100  New York Dormitory Auth. Rev.,
                   (United Cerebral Palsy Affiliate
                   No. 1-A), 5.75%, 7/1/18 (AMBAC)                        1,215
--------------------------------------------------------------------------------
            1,500  New York Dormitory Auth. Rev.,
                   Series 1995 A, (State University
                   Educational Facilities), 6.50%,
                   5/15/04                                                1,603
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev.,
                   Series 1995 A, (State University
                   Educational Facilities), 6.50%,
                   5/15/06                                                1,127
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev.,
                   Series 1996 E, (Mental Health
                   Service Facility), 6.00%, 8/15/04
                   (AMBAC)                                                1,071
--------------------------------------------------------------------------------
            2,000  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/11 (MBIA)                                         2,209
--------------------------------------------------------------------------------
            3,250  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/12 (MBIA)                                         3,593
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,105  New York Dormitory Auth. Rev.,
                   Series 2002 H, (School Districts
                   Financing Program), 5.00%,
                   10/1/11 (MBIA)(2)                                   $  1,200
--------------------------------------------------------------------------------
            1,285  New York Dormitory Auth. Rev.,
                   Series 2002 H, (School Districts
                   Financing Program), 5.00%,
                   10/1/12 (MBIA)(2)                                      1,395
--------------------------------------------------------------------------------
            1,110  New York Dormitory Auth. Rev.,
                   Series 2002 I, (School Districts
                   Financing Program), 4.00%,
                   10/1/11 (MBIA)(2)                                      1,124
--------------------------------------------------------------------------------
            1,805  New York Dormitory Auth. Rev.,
                   Series 2002 I, (School Districts
                   Financing Program), 4.00%,
                   10/1/12 (MBIA)(2)                                      1,814
--------------------------------------------------------------------------------
            1,000  New York GO, Series 1996 F,
                   5.75%, 2/1/04                                          1,042
--------------------------------------------------------------------------------
            1,000  New York GO, Series 2002 A,
                   5.25%, 8/1/09                                          1,066
--------------------------------------------------------------------------------
            2,100  New York GO, Series 2002 B,
                   5.00%, 8/1/04                                          2,196
--------------------------------------------------------------------------------
            2,975  New York GO, Series 2002 B,
                   5.25%, 8/1/09                                          3,276
--------------------------------------------------------------------------------
            2,885  New York GO, Series 2002 C,
                   5.25%, 8/1/09(2)                                       3,166
--------------------------------------------------------------------------------
            9,000  New York GO, Series 2002 C,
                   5.25%, 8/1/10(5)                                       9,479
--------------------------------------------------------------------------------
            5,840  New York GO, Series 2002 E,
                   4.00%, 8/1/03                                          5,927
--------------------------------------------------------------------------------
            3,000  New York Thruway Auth. Rev.,
                   (Bond Anticipation Note), Series
                   2002 A, 3.25%, 3/26/03                                 3,020
--------------------------------------------------------------------------------
            1,000  New York Thruway Auth. Service
                   Contract Rev., 5.30%, 4/1/04                           1,048
--------------------------------------------------------------------------------
            1,000  New York Thruway Auth. Service
                   Contract Rev., 5.50%, 4/1/04                           1,051
--------------------------------------------------------------------------------
            1,160  New York Thruway Auth. Service
                   Contract Rev., 5.50%, 4/1/06                           1,269
--------------------------------------------------------------------------------
            1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                         1,097
--------------------------------------------------------------------------------
            1,605  Phelps-Clifton Springs Central
                   School District GO, 3.375%, 6/1/12
                   (FGIC)                                                 1,520
--------------------------------------------------------------------------------
            1,660  Phelps-Clifton Springs Central
                   School District GO, 3.50%, 6/1/13
                   (FGIC)                                                 1,560
--------------------------------------------------------------------------------
            2,870  Triborough Bridge & Tunnel Auth.
                   General Purpose Rev., Series
                   2002 B, 5.00%, 11/15/11                                3,115
--------------------------------------------------------------------------------
                                                                         65,260
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.1%
--------------------------------------------------------------------------------
            2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                            2,208
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    8

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $2,500  North Carolina Housing Finance
                   Agency Rev., Series 2000 A,
                   (Student Housing-Appalachian),
                   5.00%, 7/1/03 (LOC: First Union
                   National Bank)                                      $  2,550
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No.1 Rev., (Catawba
                   Electric), 6.00%, 1/1/10 (MBIA)                        1,137
--------------------------------------------------------------------------------
                                                                          5,895
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System
                   Obligation Group), 7.125%, 8/15/24                     1,612
--------------------------------------------------------------------------------
OHIO -- 2.8%
--------------------------------------------------------------------------------
            1,500  Bowling Green State University
                   Rev., 4.75%, 6/1/09 (FGIC)                             1,615
--------------------------------------------------------------------------------
              895  Erie County Hospital Facilities Rev.,
                   Series 2002 A, (Firelands Regional
                   Medical Center), 4.00%, 8/15/05                          920
--------------------------------------------------------------------------------
              500  Erie County Hospital Facilities Rev.,
                   Series 2002 A, (Firelands Regional
                   Medical Center), 4.50%, 8/15/07                          519
--------------------------------------------------------------------------------
            1,150  Mad River Local School District GO,
                   (Classroom Facilities), 5.75%,
                   12/1/19 (FGIC)                                         1,268
--------------------------------------------------------------------------------
            1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/18 (FSA)                                   1,906
--------------------------------------------------------------------------------
            1,200  Ohio Higher Educational Facility
                   Rev., (University of Dayton), 5.55%,
                   12/1/07 (FGIC)                                         1,307
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Rev., Series 1990 B, (Case Western
                   Reserve University), 6.50%,
                   10/1/20                                                  908
--------------------------------------------------------------------------------
            3,320  Ohio Water Development Auth.
                   Pollution Control Facilities Rev.,
                   6.00%, 12/1/05 (MBIA)                                  3,663
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/19 (FGIC)                                         1,669
--------------------------------------------------------------------------------
            1,550  Tri Valley Local School District GO,
                   5.75%, 12/1/21 (FGIC)                                  1,684
--------------------------------------------------------------------------------
                                                                         15,459
--------------------------------------------------------------------------------
OKLAHOMA -- 0.7%
--------------------------------------------------------------------------------
            1,200  Moore GO, 6.00%, 4/1/04 (MBIA)                         1,239
--------------------------------------------------------------------------------
            2,500  Oklahoma Industrial Auth. Health
                   System Rev., Series 1995 C, 7.00%,
                   8/15/04 (AMBAC)                                        2,722
--------------------------------------------------------------------------------
                                                                          3,961
--------------------------------------------------------------------------------
OREGON -- 0.4%
--------------------------------------------------------------------------------
            1,805  Lane County School District No. 19
                   GO, (Springfield), 6.375%,
                   10/15/04, Prerefunded at 101% of
                   Par (MBIA)(4)                                          1,977
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

PENNSYLVANIA -- 2.5%
-------------------------------------------------------------------------------
           $1,000  Erie Sewer Auth. Rev., Series
                   1998 B, 5.125%, 6/1/20 (AMBAC)(4)                  $   1,061
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/17
                   (FGIC/State Aid Withholding)                           1,078
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,253
--------------------------------------------------------------------------------
            2,500  Philadelphia Water and Wastewater
                   Rev., 5.15%, 6/15/04 (FGIC)                            2,625
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,661
--------------------------------------------------------------------------------
            1,535  Reading School District GO, Series
                   2001 A, 5.01%, 1/15/12 (FGIC)(1)                       1,038
--------------------------------------------------------------------------------
              500  Sayre Health Care Facilities Auth.
                   Rev., Series 2002 A, (Guthrie
                   Health), 4.00%, 12/1/02                                  500
--------------------------------------------------------------------------------
            1,560  Sayre Health Care Facilities Auth.
                   Rev., Series 2002 A, (Guthrie
                   Health), 4.50%, 12/1/03                                1,595
--------------------------------------------------------------------------------
            1,000  Spring Ford Area School District
                   GO, 3.75%, 8/1/03 (FSA)                                1,016
--------------------------------------------------------------------------------
                                                                         13,827
--------------------------------------------------------------------------------
PUERTO RICO -- 0.1%
--------------------------------------------------------------------------------
              500  Puerto Rico Commonwealth GO,
                   6.45%, 7/1/04                                            545
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.1%
--------------------------------------------------------------------------------
            1,000  Cranston GO, 6.375%, 11/15/17
                   (FGIC)                                                 1,173
--------------------------------------------------------------------------------
            1,100  Rhode Island Clean Water Finance
                   Agency Safe Drinking Water Rev.,
                   6.70%, 1/1/15 (AMBAC)                                  1,210
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 A, 6.25%, 8/1/16
                   (MBIA)(4)                                              2,394
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 B, 6.00%, 8/1/17
                   (MBIA)(4)                                              1,355
--------------------------------------------------------------------------------
                                                                          6,132
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 3.6%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (AMBAC)                                  2,105
--------------------------------------------------------------------------------
            1,205  Orangeburg County Consolidated
                   School District No. 5 GO, 5.375%,
                   3/1/21 (FSA)                                           1,259
--------------------------------------------------------------------------------
            1,500  Piedmont Municipal Power Agency
                   Electric Rev., 6.75%, 1/1/19 (FGIC)                    1,822
--------------------------------------------------------------------------------
              860  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)                                          1,024
--------------------------------------------------------------------------------
              140  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)(4)                                         171
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          9

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $4,930  Piedmont Municipal Power Agency
                   Electrical Rev., Series 2002 A,
                   5.00%, 1/1/04 (FGIC)                                $  5,107
--------------------------------------------------------------------------------
            6,035  Piedmont Municipal Power Agency
                   Electrical Rev., Series 2002 A,
                   4.00%, 1/1/07 (FGIC)                                   6,149
--------------------------------------------------------------------------------
            1,000  South Carolina Transportation
                   Infrastructure Bank Rev., Series
                   1999 A, 5.50%, 10/1/09 (AMBAC)                         1,125
--------------------------------------------------------------------------------
            1,095  Spartanburg County Health Services
                   District Inc. Hospital Rev., 5.50%,
                   4/15/16 (FSA)                                          1,167
--------------------------------------------------------------------------------
                                                                         19,929
--------------------------------------------------------------------------------
TENNESSEE -- 0.9%
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas Rev.,
                   4.25%, 2/1/07 (FSA)                                    1,110
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas Rev.,
                   4.85%, 2/1/15 (FSA)                                    1,736
--------------------------------------------------------------------------------
            1,000  Wilson County GO, 5.00%, 4/1/11
                   (FGIC)                                                 1,079
--------------------------------------------------------------------------------
            1,255  Wilson County GO, 5.00%, 4/1/13
                   (FGIC)                                                 1,348
--------------------------------------------------------------------------------
                                                                          5,273
--------------------------------------------------------------------------------
TEXAS -- 9.2%
--------------------------------------------------------------------------------
            3,635  Addison GO, 3.50%, 2/15/12 (FGIC)                      3,472
--------------------------------------------------------------------------------
            1,815  Clint Independent School District
                   GO, 6.00%, 2/15/17 (PSF)                               2,014
--------------------------------------------------------------------------------
            1,000  Conroe Independent School District
                   GO, Series 2001 A, 5.75%, 8/15/18
                   (PSF)                                                  1,097
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.00%, 7/15/10 (FSA)                                   1,080
--------------------------------------------------------------------------------
            3,255  Corpus Christi Utility System Rev.,
                   5.00%, 7/15/12 (FSA)                                   3,501
--------------------------------------------------------------------------------
            1,250  Corpus Christi Utility System Rev.,
                   5.25%, 7/15/19 (FSA)                                   1,298
--------------------------------------------------------------------------------
            2,000  Corpus Christi Utility System Rev.,
                   5.25%, 7/15/20 (FSA)                                   2,063
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.50%, 7/15/07 (FSA)                                   1,112
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional Airport
                   Rev., Series 1994 A, 5.90%,
                   11/1/08 (MBIA)                                         1,073
--------------------------------------------------------------------------------
            1,000  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center), 5.90%,
                   8/15/07(ACA)                                           1,102
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev., Series
                   1996 A, 5.95%, 12/1/14 (MBIA)                          1,111
--------------------------------------------------------------------------------
            1,375  Harris County Housing Finance
                   Corporation Rev., (Las Americas
                   Apartments), 4.90%, 3/1/11
                   (FNMA)                                                 1,452
--------------------------------------------------------------------------------
            3,000  Hays Consolidated Independent
                   School District GO, (Capital
                   Appreciation), 5.20%, 8/15/11
                   (PSF)(1)                                               2,073
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                      $  1,378
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,839
--------------------------------------------------------------------------------
              574  Houston Participation Interest COP,
                   6.40%, 6/1/27                                            627
--------------------------------------------------------------------------------
            2,000  Houston Water & Sewer System
                   Rev., Series 1992 A, 6.375%,
                   12/1/14 (MBIA)                                         2,041
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)                                    554
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/27 (FGIC)                                 1,533
--------------------------------------------------------------------------------
            1,900  Lewisville Combination Contract
                   Special Assessment Rev., (Castle
                   Hills), 4.95%, 11/1/03, Prerefunded
                   at 100% of Par(4)                                      1,959
--------------------------------------------------------------------------------
            1,000  Lubbock Health Facilities
                   Development Corp. Rev., (Lutheran
                   Retirement), 6.00%, 3/20/29
                   (GNMA)                                                 1,046
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A, 6.05%,
                   2/15/16                                                  637
--------------------------------------------------------------------------------
            1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/15 (PSF)                      1,666
--------------------------------------------------------------------------------
            2,000  San Antonio Electric and Gas Rev.,
                   7.10%, 2/1/09 (FGIC)(1)                                1,581
--------------------------------------------------------------------------------
            1,000  Tarrant County Health Facility
                   Development Corp. Health System
                   Rev., (Ft. Worth Osteopathic),
                   6.00%, 5/15/11 (MBIA)                                  1,127
--------------------------------------------------------------------------------
            1,500  Texas Public Finance Auth. Building
                   Rev., (Technical College), 6.25%,
                   8/1/09 (MBIA)                                          1,709
--------------------------------------------------------------------------------
            1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                  1,092
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/24                                       1,063
--------------------------------------------------------------------------------
            8,285  University of Texas Rev., Series
                   2002 B, 5.25%, 8/15/13(5)                              9,086
--------------------------------------------------------------------------------
                                                                         51,386
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.4%
--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance Auth.
                   Rev., Series 1998 A, (Senior Lien),
                   5.20%, 10/1/09                                         2,122
--------------------------------------------------------------------------------
UTAH -- 2.7%
--------------------------------------------------------------------------------
              660  Intermountain Agency Power
                   Supply Rev., Series 1993 A, 5.40%,
                   7/1/08 (MBIA-IBC)(4)                                     688
--------------------------------------------------------------------------------
              340  Intermountain Agency Power
                   Supply Rev., Series 1993 A, 5.40%,
                   7/1/08 (MBIA-IBC)                                        354
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   10

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $1,000  Nebo School District GO, Series
                   2002 A, 3.00%, 7/1/06 (School
                   Board Guarantee)                                   $   1,019
--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev., Series
                   1988 A, (Intermountain Health
                   Corporation), 8.125%, 5/15/15(4)                       1,286
--------------------------------------------------------------------------------
            1,000  Salt Lake County Municipal
                   Building Auth. Lease Rev., Series
                   1994 A, 6.00%, 10/1/07 (MBIA)                          1,087
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 4.00%, 11/1/05
                   (AMBAC)                                                1,052
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease Rev., 5.00%, 11/1/09
                   (AMBAC)                                                1,628
--------------------------------------------------------------------------------
            1,820  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%, 11/1/13
                   (AMBAC)                                                1,963
--------------------------------------------------------------------------------
            1,915  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%, 11/1/14
                   (AMBAC)                                                2,045
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 5.50%, 11/1/16
                   (AMBAC)                                                1,075
--------------------------------------------------------------------------------
              240  Utah Housing Finance Agency
                   Single Family Mortgage Rev.,
                   5.65%, 7/1/06                                            257
--------------------------------------------------------------------------------
            1,130  West Valley City Municipal Building
                   Auth. Rev., Series 2002 A, 5.00%,
                   8/1/10 (AMBAC)                                         1,225
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales Tax
                   Rev., Series 2001 A, 5.50%,
                   7/15/16 (MBIA)                                         1,408
--------------------------------------------------------------------------------
                                                                         15,087
--------------------------------------------------------------------------------
VIRGINIA -- 0.9%
--------------------------------------------------------------------------------
            1,000  Chesapeake GO, (Public
                   Improvement), 5.50%, 12/1/10                           1,124
--------------------------------------------------------------------------------
            1,500  Fairfax County COP, 5.30%,
                   4/15/23                                                1,511
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A, (Sentara
                   General Hospital), 6.50%, 11/1/06                      1,150
--------------------------------------------------------------------------------
            1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                           1,240
--------------------------------------------------------------------------------
                                                                          5,025
--------------------------------------------------------------------------------
WASHINGTON -- 9.7%
--------------------------------------------------------------------------------
            1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                                  1,066
--------------------------------------------------------------------------------
            1,000  Cowlitz County School District
                   No. 458 Kelso GO, 5.75%, 12/1/18
                   (FSA)                                                  1,091
--------------------------------------------------------------------------------
            3,500  Energy Northwest Electrical Rev.,
                   Series 2002 A, (Columbia
                   Generating), 5.75%, 7/1/18 (MBIA)                      3,802
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

           $9,000  Energy Northwest Electrical Rev.,
                   Series 2002 B, (Columbia
                   Generating), 6.00%, 7/1/18
                   (AMBAC)(5)                                          $  9,993
--------------------------------------------------------------------------------
            8,000  King County GO, 5.50%, 12/1/12(4)                      8,957
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/11                                         2,263
--------------------------------------------------------------------------------
            1,555  King County School District
                   No. 414 Lake Washington GO,
                   5.75%, 12/1/15                                         1,729
--------------------------------------------------------------------------------
            3,500  King County Sewer Rev., Series
                   2002 B, 5.00%, 1/1/04 (FSA)                            3,627
--------------------------------------------------------------------------------
            1,000  King County Sewer Rev., Series
                   2002 B, 5.00%, 1/1/05 (FSA)                            1,061
--------------------------------------------------------------------------------
            1,260  Mason County School District
                   No. 309 GO, (Shelton), 5.625%,
                   12/1/17 (FGIC)                                         1,360
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/16
                   (AMBAC)                                                1,252
--------------------------------------------------------------------------------
            1,000  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/18
                   (AMBAC)                                                1,110
--------------------------------------------------------------------------------
            1,000  Pierce County School District
                   No. 320 GO, 5.75%, 12/1/02                             1,000
--------------------------------------------------------------------------------
            2,000  Snohomish County Public Utility
                   District No. 1 Electric Rev., 5.625%,
                   1/1/05 (FGIC)                                          2,049
--------------------------------------------------------------------------------
            1,000  Snohomish County School District
                   No. 15 GO, 6.125%, 12/1/03                             1,000
--------------------------------------------------------------------------------
              695  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/04, Prerefunded at
                   102% of Par (FGIC)(4)                                    743
--------------------------------------------------------------------------------
              305  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/07 (FGIC)                                     325
--------------------------------------------------------------------------------
            1,720  University of Washington Rev.,
                   (Student Facilities Fee), 5.875%,
                   6/1/18 (FSA)                                           1,875
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,228
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1), 5.75%,
                   7/1/12 (MBIA)                                          1,109
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2), 5.00%,
                   7/1/12 (FSA-CR)                                        4,837
--------------------------------------------------------------------------------
            1,500  Whitman County School District
                   No. 267 Pullman GO, 5.625%,
                   12/1/16 (FSA)                                          1,635
--------------------------------------------------------------------------------
            1,115  Whitman County School District
                   No. 267 Pullman GO, 5.625%,
                   12/1/17 (FSA)                                          1,207
--------------------------------------------------------------------------------
                                                                         54,319
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          11

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
WISCONSIN -- 2.5%
--------------------------------------------------------------------------------
           $1,180  Winneconne Community School
                   District GO, 6.75%, 4/1/06,
                   Prerefunded at 100% of Par
                   (FGIC)(4)                                           $  1,344
--------------------------------------------------------------------------------
            1,900  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,281
--------------------------------------------------------------------------------
              345  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Froedert &
                   Community Health Obligation),
                   4.50%, 10/1/03                                           352
--------------------------------------------------------------------------------
              400  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Froedert &
                   Community Health Obligation),
                   5.00%, 10/1/04                                           419
--------------------------------------------------------------------------------
            1,100  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/04                                                1,128
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/06                                                1,252
--------------------------------------------------------------------------------
            1,680  Wisconsin Health & Educational
                   Facilities Auth. Rev., Series 2002 A,
                   (Ministry Health Care), 4.00%,
                   2/15/04 (MBIA)                                         1,724
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Aurora
                   Medical Group), 6.00%, 11/15/10
                   (FSA)                                                  2,926
--------------------------------------------------------------------------------
            2,250  Wisconsin Transportation Rev.,
                   7.00%, 1/1/04(4)                                       2,382
--------------------------------------------------------------------------------
                                                                         13,808
--------------------------------------------------------------------------------
WYOMING -- 0.2%
--------------------------------------------------------------------------------
            1,135  Albany County Improvements Stat
                   Trust Rev., 3.00%, 1/15/04 (MBIA)                      1,153
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $515,329)                                                         533,488
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 4.5%

ARIZONA -- 0.4%
--------------------------------------------------------------------------------
            1,115  Pima County Industrial
                   Development Auth. Rev., (Lease
                   Purchase), VRDN, 1.35%, 12/5/02                        1,115
--------------------------------------------------------------------------------
            1,000  Tempe Excise Tax Rev., (Center for
                   the Arts), VRDN, 1.25%, 12/2/02                        1,000
--------------------------------------------------------------------------------
                                                                          2,115
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
CALIFORNIA -- 1.1%
--------------------------------------------------------------------------------
           $2,000  California GO, Series 2000 A-11,
                   VRDN, 1.55%, 12/4/02 (SBBPA:
                   Bayerische Hypo Und Vereinsbank
                   A.G.)(Acquired 11/15/02, Cost
                   $2,000)(6)                                          $  2,000
--------------------------------------------------------------------------------
            1,500  California Statewide Communities
                   Development Auth. Special Tax,
                   Series 2001 A, (Kaiser Permanente),
                   VRDN, 2.00%, 1/1/03                                    1,500
--------------------------------------------------------------------------------
            3,000  California Rev. Anticipation Note,
                   Series 2002 G, VRDN, 1.31%,
                   12/5/02                                                3,000
--------------------------------------------------------------------------------
                                                                          6,500
--------------------------------------------------------------------------------
FLORIDA -- 0.1%
--------------------------------------------------------------------------------
              300  Jacksonville Health Facilities Auth.
                   Rev., (Genesis Rehabilitation
                   Hospital), VRDN, 1.25%, 12/2/02
                   (LOC: Bank of America N.A.)                              300
--------------------------------------------------------------------------------
NEW YORK -- 1.6%
--------------------------------------------------------------------------------
            8,500  New York Energy Research &
                   Development Auth. Rev., Series
                   1985 A, (Niagara Mohawk
                   Power),  VRDN, 1.40%, 12/2/02 (LOC:
                   Toronto Dominion Bank)(5)                              8,500
--------------------------------------------------------------------------------
              800  New York GO, Series 1992 B, VRDN,
                   1.25%, 12/2/02 (FGIC)                                    800
--------------------------------------------------------------------------------
                                                                          9,300
--------------------------------------------------------------------------------
MULTI-STATE(7)
--------------------------------------------------------------------------------
               13  Koch Floating Rate Trust Various
                   States Rev., Series 2001-1, VRDN,
                   1.41%, 12/5/02 (Acquired 10/3/02,
                   Cost $13)(6)                                              13
--------------------------------------------------------------------------------
TENNESSEE -- 0.4%
--------------------------------------------------------------------------------
            2,000  Montgomery County Public Building
                   Auth. Rev., VRDN, 1.25%, 12/2/02
                   (LOC: Bank of America N.A.)                            2,000
--------------------------------------------------------------------------------
WISCONSIN -- 0.9%
--------------------------------------------------------------------------------
            5,000  Wisconsin Health & Educational
                   Facilities Auth. Rev., Series 2002 H,
                   (Pooled Loan Financing Program),
                   VRDN, 1.26%, 12/4/02 (LOC: U.S.
                   Bank N.A.)                                             5,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $25,228)                                                           25,228
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $540,557)                                                        $558,716
================================================================================

See Notes to Financial Statements.                                  (continued)

-----
   12

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

FUTURES CONTRACTS*
                                                          ($ in thousands)

                                                Underlying Face
       Sold                  Expiration Date   Amount at Value   Unrealized Gain
--------------------------------------------------------------------------------
125 U.S. Long Bond Futures     March 2003           $13,492              $121
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

FSA-CR = Financial Security Assurance Inc. Custodial Receipts

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

PSF = Permanent School Fund

Q-SBLF = Qualified State Bond Loan Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
   November 30, 2002.

(1)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  When-issued security.

(3)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4)  Escrowed to maturity in U.S. government securities or state and local government securities.

(5)  Security, or a portion thereof, has been segregated for a when-issued security.

(6)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2002, was $2,013
     (in thousands), which represented 0.4% of net assets.

(7)  Investments in state is less than 0.05% of total investment securities.

See Notes to Financial Statements.

                                                                          -----
                                                                          13

High-Yield Municipal - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------
                                                                                  LEHMAN LONG-TERM
                                                         HIGH-YIELD MUNICIPAL   MUNICIPAL BOND INDEX
----------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 3/31/98)
----------------------------------------------------------------------------------------------------
   6 months(1)                                                  3.87%                  4.31%
----------------------------------------------------------------------------------------------------
   1 Year                                                       7.99%                  6.09%
----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
   3 Years(2)                                                   6.97%                  9.01%
----------------------------------------------------------------------------------------------------
   Life of Class(2)                                             5.59%                  5.74%
----------------------------------------------------------------------------------------------------
                                  HIGH-YIELD MUNICIPAL   HIGH-YIELD MUNICIPAL     LEHMAN LONG-TERM
                                       (NO CDSC*)             (WITH CDSC)       MUNICIPAL BOND INDEX
----------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 7/24/02)
----------------------------------------------------------------------------------------------------
   Life of Class(1)                      1.17%                  0.41%                  1.70%(3)
----------------------------------------------------------------------------------------------------
*CDSC stands for "contingent deferred sales charge." High-Yield Municipal's CDSC is charged to investors if they redeem C Class shares within 18 months of purchase. The SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. Returns "with
 CDSC" reflect the deduction of the applicable CDSC imposed on shares redeemed within the reporting period.

(1)  Returns for periods less than one year are not annualized.

(2)  Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 11/1/99.

(3)  Since 7/31/02, the date nearest the class's inception for which data are available.

See pages 40-44 for information about share classes, the comparative index, and returns.

LIPPER RANKINGS AS OF NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------
                                                            HIGH YIELD MUNICIPAL DEBT FUNDS(2)
                                     HIGH-YIELD MUNICIPAL    AVERAGE RETURN   FUND'S RANKING
----------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 3/31/98)
----------------------------------------------------------------------------------------------
   6 months(1)                              3.87%                 1.43%             --
----------------------------------------------------------------------------------------------
   1 Year                                   7.99%                 3.44%         1 out of 72
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------
   3 Years(3)                               6.97%                 4.37%         5 out of 61
----------------------------------------------------------------------------------------------
   Life of Class(3)                         5.59%                 2.82%         1 out of 50
----------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service. See page 42 for more information about Lipper fund rankings.

(3)  Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 11/1/99.

                                                                    (continued)

-----
   14

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                                1998*      1999       2000       2001      2002
--------------------------------------------------------------------------------
High-Yield Municipal**          6.08%     -0.70%      4.33%     8.64%      7.99%
--------------------------------------------------------------------------------
Lehman Long-Term
Municipal Bond Index            5.56%     -5.10%     10.70%    10.30%      6.09%
--------------------------------------------------------------------------------

* From 3/31/98 (the fund's inception date) to 11/30/98. Not annualized.

**Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 11/1/99.

The charts on the performance pages give historical return data for High-Yield
Municipal. Returns for the Lehman Long-Term Municipal Bond Index are provided for comparison. High-Yield Municipal's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class  shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results. None of these charts reflect  the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          15

High-Yield Municipal - Portfolio Commentary

By Steven Permut, portfolio manager

PERFORMANCE PERSPECTIVE: EXCELLENCE VS. PEERS

High-Yield Municipal continued to deliver attractive relative and absolute returns to investors during the six months ended November 30, 2002. The fund posted positive performance as bonds rallied and stocks slumped, and it significantly outpaced the average return of 72 high-yield municipal debt funds tracked by Lipper Inc.* In fact, High-Yield Municipal ranked #1 in  its Lipper group for the year ended November 30, 2002. (See page 14  for details.)

As with most other bond funds, High-Yield Municipal's yield fell as demand for the relative safety of fixed-income investments increased and market interest rates declined. The falling  yield also reflected our decision not to chase higher yields and increase our risk exposure.

HOW WE ACHIEVED THOSE EXCELLENT RETURNS

We simply stayed with our strengths--careful credit research and bond selection.
Our time-tested review processes and investment discipline helped us avoid trouble.

Other high-yield municipal investors weren't as fortunate. With interest rates at such low levels, the temptation was great to "reach for yield." But the high-yield municipal bond market was like a minefield in 2002--investors had to step carefully. Those who didn't experienced bond downgrades and defaults.

WHAT WE HELD & AVOIDED

Municipal securities issued for public works by corporations--particularly in the airline, telecommunications, and power utility sectors--were hard hit due to bankruptcies and disclosures of financial malfeasance. And the health care sector continued to struggle with competition and reimbursement issues.

We avoided the problems suffered by other investors because we had no airline exposure, no corporate exposure in general, and only limited health care holdings. We also achieved price appreciation on our high-yield bonds that others didn't enjoy. The bond pricing services recognized credit quality improvements in our holdings, and so did the market.

YIELDS AS OF NOVEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                        4.99%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
-------------------------------------------------------------------------------
27.0% Tax Bracket                                       6.84%
-------------------------------------------------------------------------------
30.0% Tax Bracket                                       7.13%
-------------------------------------------------------------------------------
35.0% Tax Bracket                                       7.68%
-------------------------------------------------------------------------------
38.6% Tax Bracket                                       8.13%
-------------------------------------------------------------------------------
* The tax brackets indicated are for federal taxes only.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                  AS OF 11/30/02
-------------------------------------------------------------------------------
Net Assets                                         $41.0 million
-------------------------------------------------------------------------------
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  17.4 yrs              17.9 yrs
-------------------------------------------------------------------------------
Average Duration                           6.4 yrs               7.0 yrs
-------------------------------------------------------------------------------
Expense Ratio
(for Investor Class)                       0.64%*                 0.64%
-------------------------------------------------------------------------------
* Annualized.

*All fund returns referenced in this review are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

-----
   16

High-Yield Municipal - Portfolio Commentary

We also benefited from a somewhat defensive stance in our coupon and portfolio structure. We owned more investment-grade securities than we typically do (about
41% of the portfolio as of Nov. 30), and held some premium callable bonds that performed well.

ECONOMIC & MARKET PERSPECTIVE

2002 provided a better environment for investment-grade debt than high-yield securities. Investment-grade bonds typically outperform their high-yield counterparts when the economy weakens and bonds rally strongly. That's what makes High-Yield Municipal's performance exceptional--it not only beat its high-yield peers, it also outperformed many investment-grade municipal funds and several investment-grade municipal indices.

Part of the reason high-yield munis tend to underperform in weak economic conditions is declining credit quality--states and other municipal entities have increasing difficulty balancing their budgets when taxes and other revenue sources decline. That leads to more municipal debt issuance and credit rating downgrades. We saw some of that in 2002, and expect more in 2003. Our municipal credit research team monitors these developments closely.

OUTLOOK

We believe that thorough analysis by our experienced credit research team and careful security selection should continue to reduce the risks from downgrades and defaults. In fact, we think a stronger economy and higher interest rates
(leading to some bond price depreciation) are bigger risks to fund performance in 2003 than credit issues. And in that environment, the high yields on the portfolio's bonds should help cushion some of the fall.

The bottom line is that our basic strategy will not change. We manage for total return (price appreciation through improving credit quality of our holdings)
while keeping a close eye on yield. So we'll continue to focus on our disciplines and strengths--thorough credit reviews and meticulous security selection--which we believe should continue to produce competitive long-term results.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
AAA                                         32%                   30%
-------------------------------------------------------------------------------
AA                                           6%                    --
-------------------------------------------------------------------------------
BBB                                          3%                    --
-------------------------------------------------------------------------------
BB                                           2%                    3%
-------------------------------------------------------------------------------
Unrated                                     57%                   67%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 42 for more information.

TOP FIVE STATES
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                11/30/02
-------------------------------------------------------------------------------
Florida                                                           18.5%
-------------------------------------------------------------------------------
Nevada                                                            11.0%
-------------------------------------------------------------------------------
Maryland                                                           8.9%
-------------------------------------------------------------------------------
California                                                         6.7%
-------------------------------------------------------------------------------
Ohio                                                               5.7%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          17

High-Yield Municipal -  Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 93.8%

ALASKA -- 1.3%
--------------------------------------------------------------------------------
           $  500  Anchorage Schools GO, Series
                   2000 A, 5.75%, 12/1/16 (MBIA)                        $   550
--------------------------------------------------------------------------------
ARIZONA -- 4.1%
--------------------------------------------------------------------------------
              500  Arizona School Facilities Board Rev.,
                   (State School Improvement), 5.25%,
                   7/1/20                                                   522
--------------------------------------------------------------------------------
            1,125  Maricopa County Industrial
                   Development Auth. Education Rev.,
                   (Horizon Community Learning
                   Center), 7.95%, 6/15/23                                1,185
--------------------------------------------------------------------------------
                                                                          1,707
--------------------------------------------------------------------------------
CALIFORNIA -- 6.7%
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. COP, Series
                   1999 A, (Windsor Terrace
                   Healthcare), 7.875%, 10/1/29                             988
--------------------------------------------------------------------------------
              750  California Statewide Communities
                   Development Auth. Special Tax Rev.,
                   (Thomas Jefferson School of Law),
                   7.75%, 10/1/31                                           766
--------------------------------------------------------------------------------
              965  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                                  1,041
--------------------------------------------------------------------------------
                                                                          2,795
--------------------------------------------------------------------------------
COLORADO -- 2.5%
--------------------------------------------------------------------------------
              335  Colorado Health Facilities Auth. Rev.,
                   Series 1998 A, (Volunteers), 5.00%,
                   7/1/03                                                   333
--------------------------------------------------------------------------------
              640  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series
                   2002 B,  5.75%, 12/15/19 (FSA/State Aid
                   Withholding)                                             710
--------------------------------------------------------------------------------
                                                                          1,043
--------------------------------------------------------------------------------
CONNECTICUT -- 2.4%
--------------------------------------------------------------------------------
            1,000  Connecticut Development Auth.
                   Industrial Rev., (Afco Cargo
                   BDL-LLC), 8.00%, 4/1/30                                1,018
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.9%
--------------------------------------------------------------------------------
              750  Metropolitan Washington D.C.
                   Airports Auth. General Rev., Series
                   2001 A, 5.50%, 10/1/18 (MBIA)                            785
--------------------------------------------------------------------------------
FLORIDA -- 18.5%
--------------------------------------------------------------------------------
              155  Arbor Greene Community
                   Development District Special
                   Assessment Rev., 5.75%, 5/1/06                           155
--------------------------------------------------------------------------------
              240  Arbor Greene Community
                   Development District Special
                   Assessment Rev., 6.50%, 5/1/07                           243
--------------------------------------------------------------------------------
            1,000  Double Branch Community
                   Development District GO, Series
                   2002 A, 6.70%, 5/1/34                                    999
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                            Value
--------------------------------------------------------------------------------

           $  530  Fleming Island Plantation
                   Community Development District
                   Special Assessment, Series 2000 B,
                   7.375%, 5/1/31                                       $   561
--------------------------------------------------------------------------------
            1,250  Heritage Harbor South Community
                   Development District Rev., Series
                   2002 B, 5.40%, 11/1/08                                 1,238
--------------------------------------------------------------------------------
              790  Maple Ridge Community
                   Development District Special
                   Assessment, Series 2000 B, 6.15%,
                   11/1/04(1)                                               852
--------------------------------------------------------------------------------
              210  Maple Ridge Community
                   Development District Special
                   Assessment, Series 2000 B, 6.15%,
                   11/1/04                                                  213
--------------------------------------------------------------------------------
            1,000  Orange County School Board COP,
                   Series 2002 A, 5.50%, 8/1/19
                   (MBIA)                                                 1,073
--------------------------------------------------------------------------------
            1,000  Reunion East Community
                   Development District GO, Series
                   2002 B, 5.90%, 11/1/07                                 1,001
--------------------------------------------------------------------------------
              380  Stoneybrook West Community
                   Development District Special
                   Assessment Rev., Series 2000 A,
                   7.00%, 5/1/32                                            395
--------------------------------------------------------------------------------
            1,000  Waterchase Community
                   Development District GO, Series
                   2001 A, 6.70%, 5/1/32                                  1,009
--------------------------------------------------------------------------------
                                                                          7,739
--------------------------------------------------------------------------------
GEORGIA -- 1.3%
--------------------------------------------------------------------------------
              500  Atlanta Water & Wastewater Rev.,
                   Series 1999 A, 5.50%, 11/1/18
                   (FGIC)                                                   555
--------------------------------------------------------------------------------
HAWAII -- 1.4%
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10 (FGIC)                                     597
--------------------------------------------------------------------------------
MARYLAND -- 8.9%
--------------------------------------------------------------------------------
            1,250  Anne Arundel County Special
                   Obligation Rev., (Arundel Mills),
                   7.10%, 7/1/29                                          1,365
--------------------------------------------------------------------------------
            1,000  Anne Arundel County Special
                   Obligation Rev., (National Business
                   Park), 7.375%, 7/1/28                                  1,088
--------------------------------------------------------------------------------
            1,250  Prince Georges County Rev.,
                   (Woodview Village Phase II -
                   Subdistrict), 7.00%, 7/1/32                            1,259
--------------------------------------------------------------------------------
                                                                          3,712
--------------------------------------------------------------------------------
MICHIGAN -- 1.3%
--------------------------------------------------------------------------------
              500  East China School District GO,
                   5.50%, 5/1/18 (Q-SBLF)                                   534
--------------------------------------------------------------------------------
MISSOURI -- 5.2%
--------------------------------------------------------------------------------
              860  Missouri Bottom Road/Taussig Road
                   Transportation Development District
                   Rev., (Hazelwood), 7.20%, 5/1/33                         866
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   18

High-Yield Municipal -  Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                            Value
--------------------------------------------------------------------------------

           $1,235  Missouri Housing Development
                   Commission Mortgage Rev., Series
                   1998 B-2, (Single Family), 6.40%,
                   9/1/29 (GNMA/FNMA)                                   $ 1,329
--------------------------------------------------------------------------------
                                                                          2,195
--------------------------------------------------------------------------------
NEVADA -- 11.0%
--------------------------------------------------------------------------------
            1,000  Clark County Improvement District
                   No. 121 Special Assessment,
                   (Southern Highlands Area), 7.50%,
                   12/1/19                                                1,068
--------------------------------------------------------------------------------
            1,105  Henderson Redevelopment Agency
                   Tax Allocation, Series 2002 B,
                   7.10%, 10/1/22                                         1,116
--------------------------------------------------------------------------------
              350  Henderson Redevelopment Agency
                   Tax Allocation, Series 2002 B,
                   7.20%, 10/1/25                                           353
--------------------------------------------------------------------------------
              500  Las Vegas Special Assessment,
                   (Special Improvement District No.
                   808-Summerlin), 5.40%, 6/1/06                            517
--------------------------------------------------------------------------------
              500  Las Vegas Special Assessment,
                   (Special Improvement District No.
                   808-Summerlin), 5.70%, 6/1/08                            517
--------------------------------------------------------------------------------
            1,000  Reno Sales and Room Tax Rev.,
                   (Transportation Project), (Senior
                   Lien), 5.50%, 6/1/21 (AMBAC)                           1,049
--------------------------------------------------------------------------------
                                                                          4,620
--------------------------------------------------------------------------------
NEW JERSEY -- 2.7%
--------------------------------------------------------------------------------
            1,000  New Jersey Economic Development
                   Auth. Rev., Series 1999 A,
                   (Transportation Sublease), 6.00%,
                   5/1/16 (FSA)                                           1,120
--------------------------------------------------------------------------------
NEW YORK -- 2.4%
--------------------------------------------------------------------------------
            1,000  Onondaga County Industrial
                   Development Auth. Rev., (Air Cargo),
                   (Sub Lien), 7.25%, 1/1/32                                997
--------------------------------------------------------------------------------
OHIO -- 2.6%
--------------------------------------------------------------------------------
            1,000  Plain Local School District GO,
                   5.50%, 12/1/19 (FGIC)                                  1,069
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.7%
--------------------------------------------------------------------------------
            1,200  Dauphin County General Auth. Rev.,
                   (Hyatt Regency Hotel & Conference
                   Center), 6.20%, 1/1/29                                   965
--------------------------------------------------------------------------------
              980  New Morgan Municipal Auth. Office
                   Rev., Series 1999 A,
                   (Commonwealth Office), 5.375%,
                   6/1/08                                                 1,008
--------------------------------------------------------------------------------
                                                                          1,973
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.4%
--------------------------------------------------------------------------------
              500  Cranston GO, 6.375%, 11/15/17
                   (FGIC)                                                   586
--------------------------------------------------------------------------------
TEXAS -- 5.5%
--------------------------------------------------------------------------------
              970  Abia Development Corp. Airport
                   Facilities Rev., (Aero Austin LP),
                   6.75%, 1/1/11                                            923
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                            Value
--------------------------------------------------------------------------------

           $  400  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence), 6.125%,
                   7/1/22                                               $   391
--------------------------------------------------------------------------------
            1,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence), 6.30%,
                   7/1/32                                                   982
--------------------------------------------------------------------------------
                                                                          2,296
--------------------------------------------------------------------------------
UTAH -- 5.1%
--------------------------------------------------------------------------------
              790  Bountiful Hospital Rev., (South
                   Davis Community Hospital),
                   5.125%, 12/15/05                                         798
--------------------------------------------------------------------------------
            1,235  West Valley City Rev., Series
                   2001 A, 5.50%, 7/15/15 (MBIA)                          1,342
--------------------------------------------------------------------------------
                                                                          2,140
--------------------------------------------------------------------------------
WASHINGTON -- 2.9%
--------------------------------------------------------------------------------
              860  Cowlitz County School District
                   No. 458 Kelso GO, 5.75%, 12/1/18
                   (FSA)                                                    938
--------------------------------------------------------------------------------
              250  Port of Seattle Rev., Series 2000 B,
                   6.00%, 2/1/15 (MBIA)                                     285
--------------------------------------------------------------------------------
                                                                          1,223
--------------------------------------------------------------------------------
WYOMING(2)
--------------------------------------------------------------------------------
               10  Wyoming Community Development
                   Auth. Rev., Series 1990 B, (Single
                   Family Mortgage), 8.125%, 6/1/21
                   (FHA)                                                     10
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $38,210)                                                           39,264
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 6.2%

COLORADO -- 2.9%
--------------------------------------------------------------------------------
            1,200  Fort Collins Economic Development
                   Rev., Series 2001 A, (Oakridge),
                   VRDN, 1.40%, 12/5/02 (LOC: U.S.
                   Bank, N.A.)                                            1,200
--------------------------------------------------------------------------------
KANSAS -- 0.2%
--------------------------------------------------------------------------------
              100  Kansas Development Finance Auth.
                   Multifamily Rev., Series 2002 G-1,
                   (Summit Woods), VRDN, 1.35%,
                   12/5/02 (FNMA)                                           100
--------------------------------------------------------------------------------
OHIO -- 3.1%
--------------------------------------------------------------------------------
            1,300  Trumbull County Health Care
                   Facility Rev., VRDN, 1.35%,
                   12/2/02 (SBBPA: Fleet Bank N.A.)
                   (LOC: Radian Group, Inc.)                              1,300
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $2,600)                                                             2,600
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $40,810)                                                          $41,864
================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          19

High-Yield Municipal -  Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

Q-SBLF = Qualified State Bond Loan Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
   November 30, 2002.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  Investments in state is less than 0.05% of total investment securities.

See Notes to Financial Statements.

-----
   20

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2002
--------------------------------------------------------------------------------
                                   TAX-FREE     TAX-EXEMPT MONEY MARKET FUNDS(2)
                                 MONEY MARKET   AVERAGE RETURN   FUND'S RANKING
--------------------------------------------------------------------------------
   6 months(1)                      0.61%           0.42%         7 out of 132
--------------------------------------------------------------------------------
   1 Year                           1.21%           0.88%         12 out of 132
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                          2.58%           2.27%         11 out of 117
--------------------------------------------------------------------------------
   5 Years(3)                       2.84%           2.49%         6 out of 105
--------------------------------------------------------------------------------
   10 Years(3)                      2.80%           2.62%         11 out of 77
--------------------------------------------------------------------------------

The fund's inception date was 7/31/84.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

See pages 41-44 for information about returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                  AS OF 11/30/02
-------------------------------------------------------------------------------
Net Assets                                        $274.4 million
-------------------------------------------------------------------------------
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   40 days               39 days
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                 0.51%
-------------------------------------------------------------------------------
* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
A-1+                                        65%                   63%
-------------------------------------------------------------------------------
A-1                                         35%                   37%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 42 for more information.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
1-30 days                                   82%                   81%
-------------------------------------------------------------------------------
31-90 days                                   1%                    8%
-------------------------------------------------------------------------------
91-180 days                                  8%                    1%
-------------------------------------------------------------------------------
More than 180 days                           9%                   10%
-------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2002
-------------------------------------------------------------------------------
7-DAY CURRENT YIELD
-------------------------------------------------------------------------------
                                                      1.05%
-------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
-------------------------------------------------------------------------------
                                                      1.06%
-------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
-------------------------------------------------------------------------------
27.0% Tax Bracket                                     1.44%
-------------------------------------------------------------------------------
30.0% Tax Bracket                                     1.50%
-------------------------------------------------------------------------------
35.0% Tax Bracket                                     1.62%
-------------------------------------------------------------------------------
38.6% Tax Bracket                                     1.71%
-------------------------------------------------------------------------------
* The tax brackets indicated are for federal taxes only.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                          -----
                                                                          21

Tax-Free Money Market - Portfolio Commentary

By Alan Kruss, portfolio manager

PERFORMANCE OVERVIEW

Tax-Free Money Market provided investors tax-exempt income and stability of principal during a difficult six months for stocks and the economy. What's more, the portfolio continued to perform very well relative to the competition for the six months, as well as the one-, three-, five-, and 10-year periods ended in
November (see the previous page).

ECONOMIC & MARKET REVIEW

The sluggish economic recovery continued into the second half of 2002. To try to get the economy and stock market back on track, the Federal Reserve (the Fed)
slashed interest rates to the lowest level in 41 years.

While lower rates are good for growth, they can dampen money market yields, which reached historic lows. However, on an after-tax basis, investors have been significantly better off in municipal money market funds than in their fully taxable counterparts. In fact, there  were periods when yields on municipal money market funds exceeded those of taxable funds on an absolute basis.

For example, Tax-Free Money Market's 1.06% yield at the end of November was significantly better than the 0.77% yield of the average taxable money market fund tracked by Lipper Inc.--and that doesn't include the fund's tax advantages
(see the tax-equivalent yields table on the previous page).

PORTFOLIO STRATEGY

Yields on municipal money market securities were so attractive because states and municipalities issued record amounts of debt in 2002 to curtail revenue and budget shortfalls. This record supply helped keep yields on daily and weekly variable-rate securities (called "floaters") competitive with those on very short-term municipal notes and bonds, as well as comparable taxable investments

Because yields on floaters were so attractive compared with notes and bonds, we refrained from extending the fund's average maturity and locking in extremely low rates. Floating-rate notes also respond quickly to changes in interest rates, which means the portfolio will be well positioned to lock in higher yields when rates eventually rise.

One example of how well this strategy worked is that the fund continued to provide more tax-free income than most in its Lipper group. As of November 30, our fund's 1.06% seven-day effective yield compared very favorably with the
Lipper group average yield of 0.71%.

OUTLOOK

We expect to keep the bulk of the portfolio in floaters, though their yields tend to dip temporarily in January and February. As a result, we'll be on the lookout for notes with attractive yields to help us bridge the first few months of the year. In any event, investors should expect yields to remain low until equities and the economy stage a meaningful recovery and the Fed begins to raise rates again.

Investment terms are defined in the Glossary.

-----
   22

Tax-Free Money Market -  Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ALABAMA -- 1.6%
--------------------------------------------------------------------------------
          $ 4,295  Brundidge Combined Utilities Rev.,
                   Series 2002 A, VRDN, 1.36%,
                   12/5/02 (LOC: SouthTrust Bank
                   N.A.)                                               $  4,295
--------------------------------------------------------------------------------
ARIZONA -- 1.3%
--------------------------------------------------------------------------------
            1,700  Maricopa County Industrial
                   Development Auth. Multifamily Rev.,
                   (San Martin Apartments), VRDN,
                   1.35%, 12/5/02                                         1,700
--------------------------------------------------------------------------------
            1,900  Pinal County Industrial
                   Development Auth. Pollution Control
                   Rev., (Newmont), VRDN,
                   1.35%,  12/2/02 (LOC: National
                   Westminster Bank PLC)                                  1,900
--------------------------------------------------------------------------------
                                                                          3,600
--------------------------------------------------------------------------------
CALIFORNIA -- 12.7%
--------------------------------------------------------------------------------
            3,000  California Rev., VRDN, 1.44%,
                   12/5/02                                                3,000
--------------------------------------------------------------------------------
           10,000  California Rev., Series 2002 G,
                   VRDN, 1.31%, 12/5/02                                  10,000
--------------------------------------------------------------------------------
            9,165  Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.56%, 12/5/02
                   (Acquired 9/19/02, Cost $9,165)(1)                     9,165
--------------------------------------------------------------------------------
           12,638  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.64%, 12/2/02                                        12,638
--------------------------------------------------------------------------------
                                                                         34,803
--------------------------------------------------------------------------------
COLORADO -- 4.8%
--------------------------------------------------------------------------------
            3,450  Arvada Water Enterprise Rev.,
                   VRDN, 1.95%, 12/2/02 (SBBPA:
                   Dexia Credit Local)(FSA)                               3,450
--------------------------------------------------------------------------------
            5,345  Arvada West Town Center
                   Improvement District GO, VRDN,
                   1.42%, 12/5/02 (LOC: KeyBank
                   N.A.)                                                  5,345
--------------------------------------------------------------------------------
            2,085  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series
                   2002 A,
                   1.99%, 12/15/02(2)                                     2,083
--------------------------------------------------------------------------------
            2,355  Fort Collins Economic Development
                   Rev., Series 2001 A, (Oakridge),
                   VRDN, 1.40%, 12/5/02 (LOC: U.S.
                   Bank, N.A.)                                            2,355
--------------------------------------------------------------------------------
                                                                         13,233
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.3%
--------------------------------------------------------------------------------
            3,500  District of Columbia Rev.,
                   (Defenders of Wildlife), VRDN,
                   1.20%, 12/5/02 (LOC: Bank of
                   America N.T. & S.A.)                                   3,500
--------------------------------------------------------------------------------
FLORIDA -- 8.6%
--------------------------------------------------------------------------------
            6,205  Florida Finance Agency Multifamily
                   Housing Rev., (Country Club),
                   VRDN, 1.31%, 12/5/02 (LOC:
                   Freddie Mac)                                           6,205
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

          $ 5,800  Florida Finance Agency Multifamily
                   Housing Rev., (Woodlands), VRDN,
                   1.37%, 12/4/02 (LOC: Northern
                   Trust Company)                                      $  5,800
--------------------------------------------------------------------------------
            2,000  Harmony Community Development
                   District Rev., VRDN, 1.36%,
                   12/5/02 (Acquired 7/2/02, Cost
                   $2,000)(1)                                             2,000
--------------------------------------------------------------------------------
            1,300  Miami Health Facilities Auth. Rev.,
                   VRDN, 1.36%, 12/5/02                                   1,300
--------------------------------------------------------------------------------
            3,750  Miami-Dade County Industrial
                   Development Auth. Rev., (Various
                   Gulliver Schools Projects),
                   VRDN,  1.20%, 12/5/02 (LOC: Bank of
                   America N.A.)                                          3,750
--------------------------------------------------------------------------------
            4,500  Palm Beach County Health
                   Facilities Auth. Rev., (Bethesda
                   Healthcare System), VRDN, 1.25%,
                   12/2/02 (LOC: SunTrust Bank)                           4,500
--------------------------------------------------------------------------------
                                                                         23,555
--------------------------------------------------------------------------------
GEORGIA -- 1.3%
--------------------------------------------------------------------------------
            2,725  Fulton County Development Auth.
                   Industrial Rev., VRDN, 2.00%,
                   12/15/02                                               2,725
--------------------------------------------------------------------------------
              900  Macon-Bibb County Hospital Auth.
                   Rev., (Central Georgia Health),
                   VRDN, 1.25%, 12/2/02 (LOC:
                   SunTrust Bank)                                           900
--------------------------------------------------------------------------------
                                                                          3,625
--------------------------------------------------------------------------------
INDIANA -- 0.9%
--------------------------------------------------------------------------------
            1,370  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   3.50%, 1/20/03 (AMBAC)                                 1,373
--------------------------------------------------------------------------------
            1,125  Indiana Development Finance Auth.
                   Industrial Rev., (C.C. Cook & Son
                   Lumber), VRDN, 1.40%, 12/4/02
                   (LOC: Fifth Third Bank)                                1,125
--------------------------------------------------------------------------------
                                                                          2,498
--------------------------------------------------------------------------------
IOWA -- 0.5%
--------------------------------------------------------------------------------
            1,500  Hills Healthcare Rev., (Mercy
                   Hospital), VRDN, 1.25%, 12/2/02
                   (LOC: U.S. Bank N.A.)                                  1,500
--------------------------------------------------------------------------------
KANSAS -- 1.0%
--------------------------------------------------------------------------------
            2,695  Wyandotte County-Kansas City
                   Unified Government Rev., Series
                   2002 A-1, (Royal Ridge
                   Apartments), VRDN, 1.35%,
                   12/5/02 (FNMA)                                         2,695
--------------------------------------------------------------------------------
KENTUCKY -- 0.7%
--------------------------------------------------------------------------------
            1,000  Murray Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.31%,
                   12/5/02 (LOC: U.S. Bank N.A.)                          1,000
--------------------------------------------------------------------------------
            1,000  Winchester Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.31%,
                   12/5/02 (LOC: U.S. Bank N.A.)                          1,000
--------------------------------------------------------------------------------
                                                                          2,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          23

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------
LOUISIANA -- 0.6%
--------------------------------------------------------------------------------
          $ 1,780  Louisiana Correctional Facilities
                   Corp. Lease Rev., 3.00%, 12/15/02                   $  1,781
--------------------------------------------------------------------------------
MASSACHUSETTS -- 3.4%
--------------------------------------------------------------------------------
            7,000  Massachusetts Development
                   Finance Agency Rev., (Masonic
                   Nursing Home Inc.), VRDN, 1.28%,
                   12/4/02 (LOC: Citizens Bank)                           7,000
--------------------------------------------------------------------------------
            2,390  Pittsfield GO, 3.50%, 4/15/03
                   (MBIA)                                                 2,401
--------------------------------------------------------------------------------
                                                                          9,401
--------------------------------------------------------------------------------
MINNESOTA -- 4.1%
--------------------------------------------------------------------------------
            7,440  Dakota County Community
                   Development Agency Rev.,
                   (Catholic Finance Corporation),
                   VRDN, 1.30%, 12/4/02 (LOC: U.S.
                   Bank N.A.)                                             7,440
--------------------------------------------------------------------------------
            1,000  Minneapolis Health Care Systems
                   Rev., Series 2002 B, (Fairview
                   Health Services), 4.00%, 5/15/03
                   (MBIA)                                                 1,008
--------------------------------------------------------------------------------
            2,700  St. Paul Housing & Redevelopment
                   Auth. Rev., (Kendrick Apartments),
                   VRDN, 1.40%, 12/4/02 (LOC: U.S.
                   Bank Trust N.A.)                                       2,700
--------------------------------------------------------------------------------
                                                                         11,148
--------------------------------------------------------------------------------
MULTI-STATE -- 7.8%
--------------------------------------------------------------------------------
           16,578  Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 1.46%,
                   12/5/02 (AMBAC)(SBBPA: State
                   Street Bank & Trust Co.) (Acquired
                   5/2/00-9/11/00, Cost $16,578)(1)                      16,578
--------------------------------------------------------------------------------
            4,706  Koch Floating Rate Trust Various
                   States Rev., Series 2001-1, VRDN,
                   1.41%, 12/5/02 (AMBAC) (SBBPA:
                   State Street Bank & Trust Co.)
                   (Acquired 11/4/02-11/7/02, Cost
                   $4,706)(1)                                             4,706
--------------------------------------------------------------------------------
                                                                         21,284
--------------------------------------------------------------------------------
NEVADA -- 1.4%
--------------------------------------------------------------------------------
            3,900  Clark County Economic
                   Development Rev., (Lutheran
                   Secondary School Association),
                   VRDN, 1.40%, 12/5/02 (LOC:
                   Allied Irish Banks PLC)                                3,900
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 2.5%
--------------------------------------------------------------------------------
            6,790  New Hampshire Health & Education
                   Auth. Hospital Rev., VRDN, 1.36%,
                   12/5/02 (Acquired 7/23/01, Cost
                   $6,790)(1)                                             6,790
--------------------------------------------------------------------------------
NEW YORK -- 2.0%
--------------------------------------------------------------------------------
            2,500  New York Energy Research &
                   Development Auth. Rev., Series
                   1985 A, (Niagara Mohawk Power),
                   VRDN, 1.40%, 12/2/02 (LOC:
                   Toronto Dominion Bank)                                 2,500
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

          $ 3,000  New York State Thruway Auth. Rev.,
                   Series 2002 A, 3.25%, 3/26/03                       $  3,010
--------------------------------------------------------------------------------
                                                                          5,510
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.8%
--------------------------------------------------------------------------------
            4,835  North Carolina Medical Care
                   Commission Rev., (Aldersgate),
                   VRDN, 1.25%, 12/4/02 (LOC:
                   Branch Banking & Trust)                                4,835
--------------------------------------------------------------------------------
OHIO -- 3.2%
--------------------------------------------------------------------------------
            1,850  Clinton County Hospital Rev., (Ohio
                   Hospital Capital Inc.), VRDN, 1.25%,
                   12/4/02 (LOC: Fifth Third Bank)                        1,850
--------------------------------------------------------------------------------
            5,455  Miami County Hospital Facilities
                   Rev., VRDN, 1.36%, 12/5/02
                   (Acquired 3/25/02, Cost $5,455)(1)                     5,455
--------------------------------------------------------------------------------
            1,500  Ohio Water Development Auth. Rev.,
                   Series 2000 A, (Toledo Edison Co.),
                   VRDN, 1.30%, 12/2/02 (LOC:
                   Barclays Bank PLC)                                     1,500
--------------------------------------------------------------------------------
                                                                          8,805
--------------------------------------------------------------------------------
OKLAHOMA -- 3.8%
--------------------------------------------------------------------------------
            7,500  Muskogee Medical Center Auth.
                   Rev., VRDN, 1.20%, 12/5/02 (LOC:
                   Bank of America N.A.)                                  7,500
--------------------------------------------------------------------------------
            3,000  Oklahoma Industries Auth. Rev.,
                   (American Cancer Society), VRDN,
                   1.20%, 12/5/02 (LOC: Bank of
                   America N.A.)                                          3,000
--------------------------------------------------------------------------------
                                                                         10,500
--------------------------------------------------------------------------------
OREGON -- 1.8%
--------------------------------------------------------------------------------
            5,000  Oregon Tax Anticipation Notes Rev.,
                   Series 2002 A, 3.25%, 5/1/03                           5,025
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.2%
--------------------------------------------------------------------------------
            1,370  Lehigh County Industrial
                   Development Auth. Rev., (Radnor/
                   Lehigh Corporation), VRDN,
                   1.375%, 12/5/02 (LOC: Dresdner
                   Bank AG)                                               1,370
--------------------------------------------------------------------------------
            2,000  Pennsylvania Housing Finance
                   Agency GO, (Multifamily
                   Development - I), 5.00%, 12/30/02                      2,000
--------------------------------------------------------------------------------
                                                                          3,370
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.5%
--------------------------------------------------------------------------------
            4,000  South Carolina Jobs-Economic
                   Development Auth. Rev., (Carolina
                   Piedmont Foundation), VRDN,
                   1.20%, 12/5/02 (LOC: Bank of
                   America N.A.)                                          4,000
--------------------------------------------------------------------------------
TENNESSEE -- 5.7%
--------------------------------------------------------------------------------
            7,880  Bradley County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 1.31%, 12/5/02 (LOC:
                   U.S. Bank N.A.)                                        7,880
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   24

Tax-Free Money Market -  Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

          $ 4,995  Elizabethton Health & Educational
                   Facilities Board Rev., 1.36%,
                   12/5/02 (Acquired 3/5/01, Cost
                   $4,995)(1)                                          $  4,995
--------------------------------------------------------------------------------
            2,700  Morristown Health Educational &
                   Housing Facilities Board Rev., (All
                   Saints Episcopal School), VRDN,
                   1.20%, 12/4/02 (LOC: SunTrust
                   Bank)                                                  2,700
--------------------------------------------------------------------------------
                                                                         15,575
--------------------------------------------------------------------------------
TEXAS -- 13.9%
--------------------------------------------------------------------------------
            1,735  Denton Utility System Rev., Series
                   2002 A, 4.25%, 12/1/02 (FSA)                           1,735
--------------------------------------------------------------------------------
            5,500  Gulf Coast Industrial Development
                   Auth. Rev., (Petrounited Term Inc.),
                   VRDN, 1.30%, 12/5/02 (LOC: Bank
                   One Texas N.A.)                                        5,500
--------------------------------------------------------------------------------
            6,000  Houston GO, Series 2001 B, (Public
                   Improvement), 4.50%, 3/1/03
                   (FSA)                                                  6,035
--------------------------------------------------------------------------------
           10,000  Port Arthur Navigation District Rev.,
                   (Motiva Enterprises), VRDN, 1.50%,
                   12/4/02                                               10,000
--------------------------------------------------------------------------------
            4,600  Port Corpus Christi Auth. Rev.,
                   Series 2002 B, (Flint Hills
                   Resource), VRDN, 1.40%, 12/4/02                        4,600
--------------------------------------------------------------------------------
           10,020  Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.46%, 12/5/02
                   (Acquired 9/19/02, Cost $10,020)(1)                   10,020
--------------------------------------------------------------------------------
                                                                         37,890
--------------------------------------------------------------------------------
VERMONT -- 1.6%
--------------------------------------------------------------------------------
            4,500  Vermont Housing Finance Agency
                   Rev., Series 2001-14C, 3.60%,
                   4/25/03                                                4,528
--------------------------------------------------------------------------------
VIRGINIA -- 2.0%
--------------------------------------------------------------------------------
            4,500  Alexandria Redevelopment &
                   Housing Auth. Rev., VRDN, 1.36%,
                   12/5/02 (Acquired 7/2/02, Cost
                   $4,500)(1)                                             4,500
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                           Value
--------------------------------------------------------------------------------

          $ 1,000  Williamsburg Industrial
                   Development Auth. Museum Rev.,
                   (Colonial Foundation), VRDN,
                   2.00%, 12/4/02 (LOC: Bank of
                   America N.A.)                                       $  1,000
--------------------------------------------------------------------------------
                                                                          5,500
--------------------------------------------------------------------------------
WASHINGTON -- 3.4%
--------------------------------------------------------------------------------
            2,600  Everett GO, VRDN, 1.20%, 12/5/02
                   (LOC: Bank of America N.A.)                            2,600
--------------------------------------------------------------------------------
            1,155  Pierce County Economic
                   Development Corporate Rev.,
                   (K & M Holdings II), VRDN, 1.65%,
                   12/4/02 (LOC: Wells Fargo Bank,
                   N.A.)(Acquired 11/17/97, Cost
                   $1,155)(1)                                             1,155
--------------------------------------------------------------------------------
            2,500  Washington Housing Finance
                   Commission Nonprofit Rev., (YMCA
                   Columbia/Willamette), VRDN,
                   1.25%, 12/5/02 (LOC: Wells Fargo
                   Bank, N.A.)                                            2,500
--------------------------------------------------------------------------------
            1,235  Washington Housing Finance
                   Commission Multifamily Rev.,
                   (Assisted Living Concepts),
                   VRDN, 1.40%, 12/5/02 (LOC: U.S. Bank
                   N.A.)                                                  1,235
--------------------------------------------------------------------------------
            1,940  Washington Housing Finance
                   Commission Multifamily Rev.,
                   (Sherwood Springs Apartments),
                   VRDN, 1.40%, 12/5/02 (LOC: U.S.
                   Bank N.A.)                                             1,940
--------------------------------------------------------------------------------
                                                                          9,430
--------------------------------------------------------------------------------
WEST VIRGINIA -- 3.6%
--------------------------------------------------------------------------------
           10,000  West Virginia Hospital Finance Auth.
                   Rev., Series 2002 B-1, (University
                   Hospital), VRDN, 1.35%, 12/4/02
                   (LOC: Branch Banking & Trust)                         10,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%                                  $274,576
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
   November 30, 2002.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2002, was $65,364
     (in thousands), which represented 23.8% of net assets. (Restricted securities considered illiquid represent 0.7% of net assets.)

(2)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          25

Statement of Assets and Liabilities

NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
(Amounts In Thousands                  TAX-FREE      HIGH-YIELD       TAX-FREE
Except Per-Share Amounts)                BOND         MUNICIPAL     MONEY MARKET
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
  (cost of $540,557, $40,810,
  and $274,576, respectively)          $558,716        $41,864        $274,576
------------------------------------
Cash                                      3,664             --             192
------------------------------------
Receivable for investments sold           4,094             --              --
------------------------------------
Receivable for capital shares sold          413             31              --
------------------------------------
Interest receivable                       8,552            767             781
------------------------------------
Prepaid portfolio insurance                  --             --               5
--------------------------------------------------------------------------------
                                        575,439        42,662          275,554
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
  demand deposit cash                     --            1,574            --
------------------------------------
Payable for investments purchased       43,078             --            1,000
------------------------------------
Payable for variation margin
  on futures contracts                      59             --              --
------------------------------------
Accrued management fees                    218             21              109
------------------------------------
Dividends payable                          231             51                4
--------------------------------------------------------------------------------
                                        43,586          1,646            1,113
--------------------------------------------------------------------------------
NET ASSETS                            $531,853        $41,016         $274,441
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                        $512,468        $41,779        $274,502
------------------------------------
Accumulated undistributed
  net realized gain (loss)
  on investment transactions              1,105         (1,817)            (61)
------------------------------------
Net unrealized appreciation
on investments                           18,280          1,054              --
--------------------------------------------------------------------------------
                                       $531,853        $41,016        $274,441
================================================================================

INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                           $531,852,888    $40,826,671    $274,440,607
------------------------------------
Shares outstanding                     49,400,956      4,088,767     274,501,987
------------------------------------
Net asset value per share                  $10.77          $9.99           $1.00
--------------------------------------------------------------------------------

C CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                N/A           $189,285           N/A
------------------------------------
Shares outstanding                        N/A             18,957           N/A
------------------------------------
Net asset value per share                 N/A              $9.99           N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
   26

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                       TAX-FREE      HIGH-YIELD       TAX-FREE
(Amounts In Thousands)                   BOND         MUNICIPAL     MONEY MARKET
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                $9,888         $1,191          $2,230
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                          1,185            129             634
------------------------------------
Distribution fees -- C Class                --             --              --
------------------------------------
Service fees -- C Class                     --             --              --
------------------------------------
Trustees' fees and expenses                 12              1               7
------------------------------------
Portfolio insurance and
  other expenses                             6              1              17
--------------------------------------------------------------------------------
                                         1,203            131             658
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                    8,685          1,060           1,572
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on
  investment transactions                1,342           380               --
------------------------------------
Change in net unrealized
  appreciation on investments            2,077            20               --
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN         3,419           400               --
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS            $12,104        $1,460           $1,572
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          27

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31, 2002
--------------------------------------------------------------------------------------------
(Amounts In Thousands)                  TAX-FREE BOND               HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS           NOV. 30, 2002   MAY 31, 2002   NOV. 30, 2002   MAY 31, 2002
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income               $8,685         $11,139         $1,060          $1,657
---------------------------------
Net realized gain (loss)             1,342           1,370            380             (26)
---------------------------------
Change in net
  unrealized appreciation            2,077           3,668             20             815
--------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations                   12,104          16,177          1,460           2,446
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
From net  investment income:
---------------------------------
  Investor Class                    (8,693)        (11,148)        (1,057)         (1,657)
---------------------------------
  C Class                               --              --             (3)             --
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                        --          (1,756)            --              --
--------------------------------------------------------------------------------------------
Decrease in net assets
  from distributions                (8,693)        (12,904)        (1,060)         (1,657)
--------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase in net
  assets from capital
  share transactions               145,995         190,988          4,454           6,031
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         149,406         194,261          4,854           6,820

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of period                382,447         188,186         36,162          29,342
--------------------------------------------------------------------------------------------
End of period                     $531,853        $382,447        $41,016         $36,162
============================================================================================
Undistributed net
  investment income                     --              $8             --              --
============================================================================================

See Notes to Financial Statements.                                   (continued)

-----
   28

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31, 2002
--------------------------------------------------------------------------------
(Amounts In Thousands)                                 TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                            NOV. 30, 2002    MAY 31, 2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                 $1,572          $4,049
----------------------------------------------
Net realized loss                                       --                (3)
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                            1,572           4,046
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                            (1,572)         (4,049)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
  capital share transactions                          24,406             577
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            24,406             574

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  250,035         249,461
--------------------------------------------------------------------------------
End of period                                       $274,441        $250,035
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Tax-Free Bond Fund (Tax-Free Bond), High-Yield
Municipal Fund (High-Yield), and Tax-Free Money Market Fund (Tax-Free Money
Market) (collectively, the funds) are three funds in a series issued by the trust. Tax-Free Bond and Tax-Free Money Market are diversified under the 1940
Act. High-Yield is non-diversified under the 1940 Act. The objective of Tax-Free
Bond and Tax-Free Money Market is to seek safety of principal and high current income that is exempt from federal income taxes. High-Yield's objective is to seek high current income that is exempt from federal income taxes; capital appreciation is a secondary objective. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer a higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk.
The funds invest primarily in municipal obligations with maturities based on each fund's investment objective. The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by  fund management.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class.
High-Yield is also authorized to issue the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale  of the C Class for High-Yield commenced July  24, 2002.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free
Bond and High-Yield are valued at current market value as provided by a commercial pricing service or at the mean of  the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of
Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond and High-Yield may enter into futures contracts in order to manage their exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond and High-Yield are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by Tax-Free
Bond and High-Yield. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond and
High-Yield recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is the funds policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

-----
   30

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and distributed monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money
Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

On December 6, 2002, Tax-Free Bond declared and paid a per-share distribution of
$0.0173 from  net realized gains to shareholders of record on that date.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Tax-Free Bond. The rates for the Investment Category Fee range from 0.2925% to 0.4100% for
High-Yield. The rates for the Investment Category Fee range from 0.1570% to
0.2700% for Tax-Free Money Market. For the six months ended November 30, 2002, the effective annual Investor Class management fee was 0.50%, 0.63%, and 0.49%
for Tax-Free Bond, High-Yield, and  Tax-Free Money Market, respectively. For the period ended November 30, 2002, the effective annual management fee for
High-Yield's C Class was 0.63%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Individual Shareholder Services Plan for the C Class (the plan)
, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the C Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.50% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plan are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to
MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

                                                                    (continued)

                                                                          -----
                                                                          31

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED) (Amounts In Thousands)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended November 30, 2002, were as follows:

--------------------------------------------------------------------------------
                                                                      HIGH-YIELD
                                                      TAX-FREE BOND    MUNICIPAL
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Municipal Debt Obligations                               $259,689       $14,714
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Municipal Debt Obligations                               $140,047        $9,935
--------------------------------------------------------------------------------

Tax-Free Money Market is excluded from the above chart because this fund's investments are considered short-term.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
----------------------------------------------------------------------------------------------------------------
                                  TAX-FREE BOND             HIGH-YIELD MUNICIPAL          TAX-FREE MONEY
MARKET
----------------------------------------------------------------------------------------------------------------
                             SHARES         AMOUNT         SHARES         AMOUNT         SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
 NOVEMBER 30, 2002
--------------------------
Sold                         16,476        $178,561         1,470         $14,746        107,250       $107,250
--------------------------
Issued in
connection
  to acquisition              4,690          51,094            --             --              --            --
--------------------------
Issued in
reinvestment
  of distributions              665           7,218            72             724          1,481          1,481
--------------------------
Redeemed                     (8,395)        (90,878)       (1,118)        (11,207)       (84,325)       (84,325)
----------------------------------------------------------------------------------------------------------------
Net increase                 13,436        $145,995           424          $4,263         24,406        $24,406
================================================================================================================
YEAR ENDED MAY 31, 2002
--------------------------
Sold                         19,975        $211,780         1,840         $18,010        191,743       $191,743
--------------------------
Issued in
connection
  to acquisition             10,653         112,512            --             --              --             --
--------------------------
Issued in
reinvestment
  of distributions            1,030          10,913           123           1,201          3,855          3,855
--------------------------
Redeemed                    (13,607)       (144,217)       (1,347)        (13,180)      (195,021)      (195,021)
----------------------------------------------------------------------------------------------------------------
Net increase                 18,051        $190,988           616          $6,031            577           $577
================================================================================================================

C CLASS
----------------------------------------------------------------------------------------------------------------
PERIOD ENDED
  NOVEMBER 30, 2002(1)
--------------------------
Sold                           --             --             19            $188            --             --
--------------------------
Issued in reinvestment
  of distributions             --             --             --               3            --             --
----------------------------------------------------------------------------------------------------------------
Net increase                   --             --             19            $191            --             --
================================================================================================================

(1)  July 24, 2002 (commencement of sale) through November 30, 2002 for
     High-Yield Municipal.

                                                                    (continued)

-----
   32

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED) (Amounts In Thousands)

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000 unsecured bank line of credit agreement with JPM, which was renewed to $620,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended November 30, 2002.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of November 30, 2002, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                    TAX-FREE        HIGH-YIELD        TAX-FREE
                                      BOND           MUNICIPAL      MONEY MARKET
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost
  of investments                    $540,557          $40,810         $274,576
================================================================================
Gross tax appreciation
  of investments                     $19,556           $1,323               --
------------------------------
Gross tax depreciation
  of investments                      (1,397)            (269)              --
--------------------------------------------------------------------------------
Net tax appreciation
  of investments                     $18,159           $1,054               --
================================================================================
Net tax appreciation
  of derivatives                    $    121              --                --
------------------------------
Net tax appreciation                 $18,280           $1,054               --
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts at
May 31, 2002:

--------------------------------------------------------------------------------
                                   TAX-FREE         HIGH-YIELD        TAX-FREE
                                     BOND           MUNICIPAL       MONEY MARKET
--------------------------------------------------------------------------------
Accumulated capital losses            --              $2,198             $60
--------------------------------------------------------------------------------
Capital loss deferral                $238               --               --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

                                                                          -----
                                                                          33

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED) (Amounts In Thousands)

7. REORGANIZATION PLAN

2002 REORGANIZATION -- On September 3, 2002, Tax-Free Bond acquired all of the net assets of Limited-Term Tax-Free Fund (Limited-Term), another fund previously issued by the trust, pursuant to a plan of reorganization approved  by the acquired funds' shareholders on August 2, 2002. Tax-Free Bond is the surviving fund for  the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 4,690 shares of
Tax-Free Bond for 4,892 shares of Limited-Term, outstanding on September 3,
2002. The net assets of Tax-Free Bond and Limited-Term immediately before the acquisition were $454,253 and $51,094, respectively. Limited-Term unrealized appreciation of $1,699 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $505,347.

2001 REORGANIZATION -- On December 3, 2001, Tax-Free Bond acquired all of the net assets of Long-Term Tax-Free Fund (Long-Term), another fund previously issued by the trust, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Tax-Free Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 10,653 shares of
Tax-Free Bond for 10,704 shares of Long-Term, outstanding on December 3, 2001.
The net assets of Tax-Free Bond and Long-Term immediately before the acquisition were $209,517 and $112,512, respectively. Long-Term unrealized appreciation of
$5,558 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $322,029.

Tax-Free Bond acquired capital loss carryovers  for federal income tax purposes of $503. These acquired capital loss carryovers are subject to limitations on their use under the Internal Revenue Code, as amended.

-----
   34

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
-------------------------------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------
                              2002(1)       2002         2001         2000         1999        1998(2)       1997
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.63       $10.50        $9.93       $10.39       $10.52       $10.46       $10.35
-------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income        0.20         0.44         0.48         0.48         0.48         0.28         0.49
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.14         0.22         0.57        (0.44)       (0.05)        0.08         0.21
-------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.34         0.66         1.05         0.04         0.43         0.36         0.70
-------------------------------------------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Investment Income           (0.20)       (0.44)       (0.48)       (0.48)       (0.48)       (0.28)       (0.49)
---------------------------
  From Net
  Realized Gains                --         (0.09)         --         (0.02)       (0.08)       (0.02)       (0.10)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions         (0.20)       (0.53)       (0.48)       (0.50)       (0.56)       (0.30)       (0.59)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.77       $10.63       $10.50        $9.93       $10.39       $10.52       $10.46
===================================================================================================================
  TOTAL RETURN(3)              3.21%        6.45%       10.77%        0.44%        4.07%        3.50%        6.88%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.51%(4)       0.51%        0.51%        0.51%        0.51%       0.51%(4)       0.58%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.67%(4)       4.14%        4.65%        4.75%        4.52%       4.62%(4)       4.71%
---------------------------
Portfolio Turnover Rate          32%          86%         106%         107%          32%           17%          35%
---------------------------
Net Assets, End of Period
(in thousands)              $531,853     $382,447     $188,186     $149,511     $149,678      $137,907     $132,416
-------------------------------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2002 (unaudited).

(2)  The period ended May 31, 1998 represents a seven month reporting period.
     The fund's fiscal year end changed from October 31 to May 31 during the period. Periods prior to 1998 are based on fiscal year ended October 31.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          35

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                              2002(1)         2002           2001           2000        1999          1998(2)
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period         $9.87          $9.62          $9.32         $10.12       $10.08          $9.99
------------------------------------------------------------------------------------------------------------------
Income From
  Investment Operations
---------------------------
  Net Investment Income        0.26(3)        0.53           0.53           0.51         0.54           0.09
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.12           0.25           0.30          (0.79)        0.07           0.09
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.38           0.78           0.83          (0.28)        0.61           0.18
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.26)         (0.53)         (0.53)         (0.51)       (0.54)         (0.09)
---------------------------
  From Net
  Realized Gains                --             --             --           (0.01)       (0.03)            --
------------------------------------------------------------------------------------------------------------------
  Total Distributions         (0.26)         (0.53)         (0.53)         (0.52)       (0.57)         (0.09)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period               $9.99          $9.87          $9.62          $9.32       $10.12         $10.08
==================================================================================================================
  TOTAL RETURN(4)              3.87%          8.25%          9.13%         (2.81)%       6.18%          1.81%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets        0.64%(5)         0.64%          0.64%        0.52%(6)        0.01%(6)         --(6)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                   5.18%(5)         5.39%          5.59%        5.31%(6)        5.28%(6)   5.38%(5)(6)
---------------------------
Portfolio Turnover Rate          25%            28%            50%            60%             92%           44%
---------------------------
Net Assets, End of Period
(in thousands)               $40,827        $36,162        $29,342        $28,189         $42,068       $18,788
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2002 (unaudited).

(2)  March 31, 1998 (inception) through May 31, 1998.

(3)  Computed using the average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6)  ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
     (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
     October 31, 1999. In absence of the waiver, the annualized ratio of
     Operating expenses to average net assets would have been 0.64% for all three periods and the annualized ratio of net investment income to average net assets would have been 5.19%, 4.65%, and 4.74%,  for the same periods, respectively.

See Notes to Financial Statements.

-----
   36

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Income(2)                                              0.16
-------------------------------------------------------------------
  Net Realized and Unrealized Loss                                     (0.04)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.12
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
  From Net Investment Income                                           (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.99
================================================================================
  TOTAL RETURN(3)                                                       1.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                                    1.39%(4)
-------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                                                    4.43%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                 25%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $189
--------------------------------------------------------------------------------

(1)  July 24, 2002 (commencement of sale) through November 30, 2002 (unaudited)

(2)  Computed using the average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

                                                                          -----
                                                                          37

Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
-----------------------------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
                               2002(1)         2002           2001           2000         1999           1998
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period          $1.00          $1.00          $1.00          $1.00        $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------
Income From
  Investment
Operations
----------------------------
  Net Investment Income         0.01           0.02           0.04           0.03         0.03           0.04
-----------------------------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income            (0.01)         (0.02)         (0.04)         (0.03)       (0.03)         (0.04)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                $1.00          $1.00          $1.00          $1.00        $1.00          $1.00
=================================================================================================================
  TOTAL RETURN(2)               0.61%          1.64%          3.71%          3.30%        3.10%          3.70%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets         0.51%(3)         0.51%          0.50%          0.50%      0.31%(4)      0.04%(4)
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.22%(3)         1.62%          3.64%          3.23%      3.10%(4)      3.68%(4)
----------------------------
Net Assets, End of Period
  (in thousands)             $274,441       $250,035       $249,461       $233,852     $283,046      $444,277
-----------------------------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  ACIM voluntarily waived its management fee from August 1, 1997 through July
     31, 1998. Effective August 1, 1998, ACIM began decreasing the waiver by
     0.10% of the fund's net assets on a monthly basis, until the waiver expired in December 1998. In the absence of the waiver, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.50% and 2.91% for 1999 and 0.52% and 3.20% for
     1998, respectively.

See Notes to Financial Statements.

-----
   38

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Municipal Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL 1:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

--------------------------------------------------------------------------------
ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                                463,229,266
--------------------------------------------------------------------------------
Against:                                                             16,279,485
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                                462,651,818
--------------------------------------------------------------------------------
Against:                                                             16,856,933
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                                464,219,768
--------------------------------------------------------------------------------
Against:                                                             15,288,983
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                                464,781,006
--------------------------------------------------------------------------------
Against:                                                             14,727,745
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                                462,001,928
--------------------------------------------------------------------------------
Against:                                                             17,506,823
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                                462,832,682
--------------------------------------------------------------------------------
Against:                                                             16,676,069
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                                463,533,252
--------------------------------------------------------------------------------
Against:                                                             15,975,499
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                                463,505,835
--------------------------------------------------------------------------------
Against:                                                             16,002,916
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

PROPOSAL 2:

To vote on a Plan and Agreement of Reorganization for Limited-Term Tax-Free
Fund. This proposal was voted on by the shareholders of the Limited-Term
Tax-Free Fund only.

--------------------------------------------------------------------------------
For:                                                                 26,022,466
--------------------------------------------------------------------------------
Against:                                                              2,904,400
--------------------------------------------------------------------------------
Abstain:                                                              1,345,217
--------------------------------------------------------------------------------
Broker Non-Vote:                                                      6,127,187
--------------------------------------------------------------------------------

                                                                          -----
                                                                          39

Share Class Information

Two classes of shares are authorized for sale by High-Yield Municipal: Investor
Class and C Class. Only Investor Class shares are available for Tax-Free Bond and Tax-Free Money Market.

INVESTOR CLASS shares are available  for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00%
for equity funds and 0.75% for fixed income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which  C Class shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed income funds.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----
   40

Background Information

INVESTMENT TEAM LEADERS
--------------------------------------
PORTFOLIO MANAGERS
--------------------------------------
    Alan Kruss
--------------------------------------
    Steven Permut
--------------------------------------
    Ken Salinger
--------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
--------------------------------------
    Steven Permut
--------------------------------------
MUNICIPAL CREDIT ANALYSTS
--------------------------------------
    David Moore
--------------------------------------
    Bill McClintock
--------------------------------------
    Tim Benham
--------------------------------------
    Brad Bode
--------------------------------------

INVESTMENT PHILOSOPHY
AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

TAX-FREE BOND seeks interest income exempt from federal income taxes by investing in municipal securities. There are no restrictions on the fund's weighted average maturity.

HIGH-YIELD MUNICIPAL seeks a high level of interest income exempt from federal income taxes by investing in high-yielding municipal securities. The fund invests in lower-rated or unrated municipal bonds, which are subject to greater credit and liquidity risk. The fund has no average maturity restrictions but is expected to maintain a weighted average maturity of 10 years or more.

TAX-FREE MONEY MARKET seeks to provide interest income exempt from federal income taxes by investing in short-term municipal securities.

An investment  in Tax-Free Money Market is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Investment income may be subject to state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income taxes.

COMPARATIVE INDICES

The following indices are used in the report for fund performance comparisons.
They are not investment products available for purchase.

The LEHMAN BROTHERS FIVE-YEAR MUNICIPAL GENERAL OBLIGATION INDEX has an average maturity of five years. The bonds are rated BBB or higher by Standard & Poor's, with an average rating of AA.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of investment-grade municipal bonds with maturities greater than 22 years.

                                                                    (continued)

                                                                          -----
                                                                          41

Background Information

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper categories for the funds are:

INTERMEDIATE MUNICIPAL DEBT FUNDS (Tax-Free Bond) -- funds that invest in municipal debt issues with dollar-weighted average maturities of 5-10 years.

HIGH-YIELD MUNICIPAL DEBT FUNDS (High-Yield Municipal) -- funds that invest at least 50% of assets in lower-rated municipal debt issues.

TAX-EXEMPT MONEY MARKET FUNDS (Tax-Free Money Market) -- funds that  intend to maintain a constant net asset value and invest in high-quality municipal obligations with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

FOR NOTES AND BONDS:

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. High-Yield Municipal may invest more than 50% of its portfolio in securities that are below investment grade or not rated. Here are the most common credit ratings and their definitions:

AAA -- extremely strong ability to meet financial obligations.

AA -- very strong ability to meet financial obligations.

A -- strong ability to meet financial obligations.

BBB -- good ability to meet financial obligations.

BB -- less vulnerable to default than other lower-quality issues, but do  not quite meet investment-grade standards.

FOR MONEY MARKET SECURITIES:

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

A-1+: extremely strong ability to meet financial obligations.

A-1: strong ability to meet financial obligations.

A-2: satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

-----
   42

Glossary

AMT PAPER--instruments with income subject to the federal alternative minimum tax.

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

AVERAGE DURATION--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. The longer the duration, the greater the portfolio's interest rate sensitivity.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/LEASES--securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

COUPON--the stated interest rate of a security.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder's account. (See Note 2 in the Notes to Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915-Act bonds that are issued to finance real estate development projects.

MUNICIPAL COMMERCIAL PAPER (CP)--high-grade short-term securities backed by a line of credit from a bank.

MUNICIPAL NOTES--securities with maturities of two years or less.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by  the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

PUT BONDS--long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming  that all of the fund's distributions are reinvested.

                                                                    (continued)

                                                                          -----
                                                                          43

Glossary

VARIABLE-RATE DEMAND NOTES (VRDNS)--securities that track market interest rates and stabilize their market values using periodic (daily or weekly)
interest rate adjustments.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME--taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----
   44

Glossary

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          45

Notes

-----
   46

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------

0301                                  American Century Investment Services, Inc.
SH-SAN-32706N                      (c)2003 American Century Services Corporation

[front cover]

November 30, 2002

American Century
Semiannual Report

[photo]

Florida Municipal Money Market

                                  [american century logo and text logo (reg.sm)]

[inside front cover - blank]

Our Message to You
[photo]
James E. Stowers III with James E. Stowers, Jr.

The six months ended November 30, 2002, spanned a turbulent time, which saw U.S.
economic growth hit a "soft patch" and stocks briefly visit five-year lows. The
Federal Reserve responded to these events by slashing its rate target for the twelfth time in two years to a 41-year low of 1.25%.

Unfortunately, the Fed's dramatic rate cuts have resulted in the lowest money market fund yields in the history of the industry. We want to assure investors that our below-industry-average expenses and experienced management teams mean we don't need to restructure our fees because of the Federal Reserve's action.
Rather, we're proud to report that your fund continued to perform well relative to its competitors despite the low overall rate environment (see page 1).

The last six months also gave us a chance to realign the senior leadership team of ACIM, American Century's investment management subsidiary. Mark Mallon
(previously chief investment officer of ACIM's value/quantitative equity group)
became the new ACIM CIO, replacing Randy Merk, who left American Century in
August. Three  of ACIM's top managers--Jim  Stowers III, Phil Davidson, and John
Schniedwind--became the CIOs of growth, value, and quantitative equity, respectively; and Bill Lyons became  the new ACIM president, in addition  to his other duties (president and CEO of American Century Companies).

Bill's new responsibilities reinforce our commitment to investment management as the core of our business. "This move aligns overall company operations more closely with ACIM," says Bill. "Mark's focus is on investment performance and ensuring that the right people are in place with the right tools to do their jobs. I will make sure that ACIM works in an integrated fashion with the other parts of our business."

In these changing times, we appreciate your continued confidence in our management team and in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

FLORIDA MUNICIPAL MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   11
Background Information

Florida Municipal Money Market - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2002
--------------------------------------------------------------------------------
                                   FLORIDA         OTHER STATES TAX-EXEMPT
                                  MUNICIPAL          MONEY MARKET FUNDS(2)
                                 MONEY MARKET   AVERAGE RETURN   FUND'S RANKING
--------------------------------------------------------------------------------
   6 months(1)                      0.57%           0.46%         9 out of 41
--------------------------------------------------------------------------------
   1 Year                           1.11%           0.96%        14 out of 41
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                          2.55%           2.37%         9 out of 37
--------------------------------------------------------------------------------
   5 Years                          2.74%           2.58%         8 out of 31
--------------------------------------------------------------------------------
   Life of Fund(3)                  3.11%           2.89%(4)      2 out of 18(4)
--------------------------------------------------------------------------------

The fund's inception date was 4/11/94.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/96. Beginning on 1/1/97, management fees were phased in at a rate of 0.10% each month until 5/1/97.

(4)  Since 4/30/94, the date nearest the fund's inception for which data are available.

See pages 12-13 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                  AS OF 11/30/02
-------------------------------------------------------------------------------
Net Assets                                         $58.5 million
-------------------------------------------------------------------------------
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  31 days                26 days
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                 0.51%
-------------------------------------------------------------------------------
* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
A-1+                                         82%                   84%
-------------------------------------------------------------------------------
A-1                                          18%                   16%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 12 for more information.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
1-30 days                                    88%                   89%
-------------------------------------------------------------------------------
31-90 days                                    2%                    3%
-------------------------------------------------------------------------------
91-180 days                                   2%                    4%
-------------------------------------------------------------------------------
More than 180 days                            8%                    4%
-------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2002
-------------------------------------------------------------------------------
7-DAY CURRENT YIELD
-------------------------------------------------------------------------------
                                                        0.97%
-------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
-------------------------------------------------------------------------------
                                                        0.97%
-------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
-------------------------------------------------------------------------------
27.00% Tax Bracket                                      1.33%
-------------------------------------------------------------------------------
30.00% Tax Bracket                                      1.39%
-------------------------------------------------------------------------------
35.00% Tax Bracket                                      1.49%
-------------------------------------------------------------------------------
38.60% Tax Bracket                                      1.58%
-------------------------------------------------------------------------------
* The tax brackets indicated are for federal taxes only.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                          -----
                                                                          1

Florida Municipal Money Market -  Portfolio Commentary

By Alan Kruss, portfolio manager

PERFORMANCE OVERVIEW

Florida Municipal Money Market continued to perform well relative to the competition for the six months, as well as the one-, three-, and five-year periods ended November 30, 2002 (see the previous page).

ECONOMIC & MARKET REVIEW

The sluggish economic recovery continued into the second half of 2002. To try to get the economy and stock market back on track, the Federal Reserve (the Fed)
slashed interest rates to the lowest level in 41 years.

While lower rates are good for growth, they can dampen money market yields, which reached historic lows.  However, on an after-tax basis, investors have been significantly better off in municipal money market funds than in their fully taxable counterparts. In fact, there were periods when yields on municipal money market funds exceeded those of taxable funds on an absolute basis.

For example, Florida Municipal Money Market's 0.97% yield was significantly better than the 0.77% yield of the average taxable money market fund tracked by
Lipper Inc.--and that doesn't include the fund's tax advantages (see the yields table on the previous page).

PORTFOLIO STRATEGY

Yields on municipal money market securities were so attractive because states and municipalities issued record amounts of debt in 2002 to curtail revenue and budget shortfalls. This record supply helped keep yields on daily and weekly variable-rate securities (called "floaters") competitive with those on very short-term municipal notes and bonds, as well as comparable taxable investments.
Because yields on floaters were so attractive relative to notes and bonds, we refrained from extending the fund's average maturity and locking in extremely low rates.

We also expanded our holdings of  non-Florida municipal money market securities--which provided higher yields than in-state securities--to almost 20%
of the portfolio. We expect to maintain this 20% position--the maximum the portfolio can own--to enhance the portfolio's yield; the only exception will be at year-end, when  the portfolio will shift back to 100% Florida securities.

OUTLOOK

We expect to keep the bulk of the portfolio in floaters, though their yields tend to dip temporarily in January and February. As a result, we'll be on the lookout for notes with attractive yields to help us bridge the first few months of the year. In any event, investors should expect yields to remain low until stocks and the economy stage a meaningful recovery and the Fed begins to raise rates again.

We should also mention that shareholders did not approve the proposed combination of Florida Municipal Money Market with Tax-Free Money Market.
Shareholders should rest assured that we will continue to manage the fund to hit its investment target  of providing stability of principal and income free from federal income taxes, as well as the Florida intangible personal property tax.

Investment terms are defined in the Glossary.

-----
    2

Florida Municipal Money Market - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

CALIFORNIA -- 8.0%
--------------------------------------------------------------------------------
       $2,000,000  California Rev., Series 2002 G,
                   VRDN, 1.31%, 12/5/02                             $ 2,000,000
--------------------------------------------------------------------------------
        2,800,000  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.64%, 12/2/02                                     2,800,000
--------------------------------------------------------------------------------
                                                                      4,800,000
--------------------------------------------------------------------------------
FLORIDA -- 82.2%
--------------------------------------------------------------------------------
        1,000,000  Alachua County Health Facility
                   Auth. Continuing Care Rev.,
                   Series 2002 A, (Oak Hammock
                   University), VRDN, 1.25%,
                   12/2/02 (LOC: BNP Paribas)                         1,000,000
--------------------------------------------------------------------------------
        5,800,000  Broward County Airport Exempt
                   Facility Rev., (Various LearJet
                   Inc. Projects), VRDN, 1.30%,
                   12/5/02 (LOC: Bank of America)                     5,800,000
--------------------------------------------------------------------------------
        1,005,000  Broward County Industrial
                   Development Rev., (MDR Fitness
                   Corp.), VRDN, 1.25%, 12/4/02
                   (LOC: SunTrust Bank, Miami,
                   N.A.)                                              1,005,000
--------------------------------------------------------------------------------
        1,720,000  Broward County Industrial
                   Development Rev., VRDN, 1.25%,
                   12/4/02 (LOC: SunTrust Bank
                   South Florida, N.A.) (Acquired
                   6/28/01, Cost $1,720,000)(1)                       1,720,000
--------------------------------------------------------------------------------
        1,600,000  Coral Springs Industrial
                   Development Rev., (Royal
                   Plastics Group), VRDN, 1.25%,
                   12/4/02 (LOC: SunTrust Bank
                   South Florida, N.A.)                               1,600,000
--------------------------------------------------------------------------------
        5,700,000  Florida Finance Agency
                   Multifamily Housing Rev.,
                   (Country Club), VRDN, 1.31%,
                   12/5/02 (LOC: FHLMC)                               5,700,000
--------------------------------------------------------------------------------
        4,700,000  Florida Housing Finance Agency
                   GO, VRDN, 1.41%, 12/5/02
                   (Acquired 9/3/02, Cost
                   $4,700,000)(1)                                     4,700,000
--------------------------------------------------------------------------------
        2,200,000  Florida Housing Finance Agency
                   Multifamily Housing Rev.,
                   (Woodlands), VRDN, 1.37%,
                   12/4/02 (LOC: Northern
                   Trust Company)                                     2,200,000
--------------------------------------------------------------------------------
        2,215,000  Florida Housing Finance Agency
                   Trust Receipts Rev., VRDN,
                   1.40%, 12/4/02 (LOC: Bank of
                   New York) (MBIA) (Acquired
                   1/23/01-6/26/01, Cost
                   $2,215,000)(1)                                     2,215,000
--------------------------------------------------------------------------------
        1,500,000  Florida Housing Finance
                   Corporation Rev., Series 2002-1,
                   (Tuscany Lakes), VRDN,
                   1.31%,
                   12/5/02 (LOC: FNMA)                                1,500,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,070,000  Florida Housing Finance
                   Corporation Rev., VRDN, 1.41%,
                   12/5/02 (Acquired 12/21/01-
                   12/28/01, Cost $1,070,000)(1)                    $ 1,070,000
--------------------------------------------------------------------------------
        1,345,000  Florida Municipal Loan Council
                   Rev., Series 2002 A, 3.25%,
                   5/1/03 (MBIA)                                      1,352,175
--------------------------------------------------------------------------------
        1,350,000  Hillsborough County Housing
                   Finance Auth. Multifamily Rev.,
                   (Royal Palm Key Apartments),
                   VRDN, 1.28%, 12/4/02 (FNMA)                        1,350,000
--------------------------------------------------------------------------------
        1,900,000  Hillsborough County Industrial
                   Development Auth. Rev.,
                   (Seaboard Tampa), VRDN,  1.40%,
                   12/4/02 (LOC: First
                   Union National Bank)                               1,900,000
--------------------------------------------------------------------------------
          600,000  Indian River County Industrial
                   Development Rev., (Florida
                   Convention Centers), VRDN,
                   1.90%, 12/2/02 (LOC: Wells
                   Fargo Bank Minnesota, N.A.)                          600,000
--------------------------------------------------------------------------------
        5,700,000  Miami Health Facilities Auth.
                   Rev., VRDN, 1.36%, 12/5/02                         5,700,000
--------------------------------------------------------------------------------
        2,600,000  Miami-Dade County Industrial
                   Development Auth. Rev., (Dutton
                   Press Inc.), VRDN, 1.25%,
                   12/4/02 (LOC: SunTrust Bank,
                   Miami, N.A.) (Acquired
                   12/27/00-4/11/01, Cost
                   $2,600,000)(1)                                     2,600,000
--------------------------------------------------------------------------------
        2,150,000  Orange County Housing Finance
                   Auth. Multifamily Guaranteed
                   Mortgage Rev., Series 1989 A,
                   (Sundown Association II), VRDN,
                   1.37%, 12/4/02 (LOC: Northern
                   Trust Co.)                                         2,150,000
--------------------------------------------------------------------------------
        2,000,000  Palm Beach County Airport Rev.,
                   Series 2000 A, (Galaxy Aviation),
                   VRDN, 1.25%, 12/4/02 (LOC:
                   SunTrust Bank)                                     2,000,000
--------------------------------------------------------------------------------
        2,100,000  Pinellas County Industrial
                   Council Development Rev.,
                   (Hunter Douglas Inc.), VRDN,
                   1.25%, 12/4/02 (LOC: ABN
                   Amro Bank N.V.) (Acquired
                   3/17/97, Cost $2,100,000)(1)                       2,100,000
--------------------------------------------------------------------------------
        1,190,000  Pinellas County Rev., 5.25%,
                   1/1/03                                             1,193,375
--------------------------------------------------------------------------------
                                                                     49,455,550
--------------------------------------------------------------------------------
KANSAS -- 4.8%
--------------------------------------------------------------------------------
        2,900,000  Kansas Development Finance
                   Auth. Multifamily Rev., Series
                   2002 G-1, (Summit Woods),
                   VRDN, 1.35%, 12/5/02 (FNMA)                        2,900,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          3

Florida Municipal Money Market - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MINNESOTA -- 1.7%
--------------------------------------------------------------------------------
       $1,000,000  St. Paul Housing &
                   Redevelopment Auth. Rev.,
                   (Kendrick Apartments), VRDN,
                   1.40%, 12/4/02 (LOC: U.S.
                   Bank Trust, N.A.)                                $ 1,000,000
--------------------------------------------------------------------------------
WASHINGTON -- 3.3%
--------------------------------------------------------------------------------
        2,000,000  Washington Housing Finance
                   Commission Rev., (Cedar
                   Landing Apartment), VRDN,  1.40%,
                   12/5/02 (LOC: U.S.
                   Bank, N.A.)                                        2,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                                $60,155,550
================================================================================

See Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective November 30, 2002.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2002, was
     $14,405,000, which represented 24.6% of net assets. None of these securities are considered to be illiquid.

-----
    4

Statement of Assets and Liabilities

NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost and
cost for federal income tax purposes)                               $60,155,550
-----------------------------------------------------------------
Interest receivable                                                     151,055
-----------------------------------------------------------------
Prepaid portfolio insurance                                               1,413
--------------------------------------------------------------------------------
                                                                     60,308,018
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        1,759,300
-----------------------------------------------------------------
Accrued management fees                                                  23,950
--------------------------------------------------------------------------------
                                                                      1,783,250
--------------------------------------------------------------------------------
NET ASSETS                                                          $58,524,768
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                  58,566,731
================================================================================

NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $58,566,731
-----------------------------------------------------------------
Accumulated net realized loss on investment transactions                (41,963)
--------------------------------------------------------------------------------
                                                                    $58,524,768
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                             $503,336
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                       151,552
-----------------------------------------------------------------
Trustees' fees and expenses                                             1,701
-----------------------------------------------------------------
Portfolio insurance and other expenses                                  4,703
--------------------------------------------------------------------------------
                                                                      157,956
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 345,380
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                            1,152
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $346,532
================================================================================

See Notes to Financial Statements.

-----
    6

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31, 2002
--------------------------------------------------------------------------------
                                                     NOVEMBER 30,      MAY 31,
DECREASE IN NET ASSETS                                   2002           2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                  $345,380      $1,191,613
--------------------------------------------------
Net realized gain (loss)                                  1,152          (3,238)
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                             346,532       1,188,375
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                             (346,005)     (1,191,613)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                              9,178,873     68,733,157
--------------------------------------------------
Proceeds from reinvestment
  of distributions                                       332,608      1,142,498
--------------------------------------------------
Payments for shares redeemed                         (17,111,505)   (79,101,512)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital share transactions                          (7,600,024)    (9,225,857)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                            (7,599,497)    (9,229,095)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   66,124,265     75,353,360
--------------------------------------------------------------------------------
End of period                                        $58,524,768    $66,124,265
================================================================================

Undistributed net investment income                       --               $625
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                   9,178,873      68,733,157
--------------------------------------------------
Issued in reinvestment of distributions                  332,608       1,142,498
--------------------------------------------------
Redeemed                                             (17,111,505)    (79,101,512)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                    (7,600,024)     (9,225,857)
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Florida Municipal Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act.
Its investment objective is to seek safety of principal and high current income exempt from federal income taxes and the Florida intangibles personal property tax. The fund pursues its objective by investing primarily in short-term municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of
Florida than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended November 30,
2002, the effective annual management fee was 0.49%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

                                                                    (continued)

-----
    8

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED)

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At May 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $42,703, (expiring 2005 through 2010), which may be used to offset future  taxable gains.

                                                                          -----
                                                                          9

Florida Municipal Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                    2002(1)         2002           2001           2000          1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period               $1.00          $1.00          $1.00          $1.00         $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------
Income From
  Investment Operations
---------------------------------
  Net Investment Income              0.01           0.02           0.04           0.03          0.03           0.03
----------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                 (0.01)         (0.02)         (0.04)         (0.03)        (0.03)         (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $1.00          $1.00          $1.00          $1.00         $1.00          $1.00
======================================================================================================================
  TOTAL RETURN(2)                    0.57%          1.59%          3.72%          3.30%         2.92%          3.31%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.51%(3)         0.51%          0.50%          0.50%          0.50%          0.51%
---------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)            0.51%(3)         0.51%          0.50%          0.50%          0.50%          0.53%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.12%(3)         1.58%          3.67%          3.26%          2.88%          3.25%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)            1.12%(3)         1.58%          3.67%          3.26%          2.88%          3.23%
---------------------------------
Net Assets, End of Period
(in thousands)                     $58,525        $66,124        $75,353        $84,902        $87,509       $109,684
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

-----
   10

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposals. Proposal 1 received the required number of votes of the
American Century Municipal Trust and was adopted. Proposal 2 did not receive the required number of votes of the Florida Municipal Money Market Fund and was not adopted.

A summary of voting results is listed below the proposals.

PROPOSAL 1:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified. The proposal was voted on by all shareholders of funds issued by American Century Municipal Trust.

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                                463,229,266
--------------------------------------------------------------------------------
Against:                                                             16,279,485
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                                462,651,818
--------------------------------------------------------------------------------
Against:                                                             16,856,933
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                                464,219,768
--------------------------------------------------------------------------------
Against:                                                             15,288,983
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                                464,781,006
--------------------------------------------------------------------------------
Against:                                                             14,727,745
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                                462,001,928
--------------------------------------------------------------------------------
Against:                                                             17,506,823
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                                462,832,682
--------------------------------------------------------------------------------
Against:                                                             16,676,069
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                                463,533,252
--------------------------------------------------------------------------------
Against:                                                             15,975,499
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                                463,505,835
--------------------------------------------------------------------------------
Against:                                                             16,002,916
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

PROPOSAL 2:

To vote on a Plan and Agreement of Reorganization for Florida Municipal Money
Market Fund. This proposal was voted on by the shareholders of the Florida
Municipal Money Market Fund only.

--------------------------------------------------------------------------------
For:                                                                 22,651,766
--------------------------------------------------------------------------------
Against:                                                             17,448,840
--------------------------------------------------------------------------------
Abstain:                                                              1,370,318
--------------------------------------------------------------------------------
Broker Non-Vote:                                                      1,999,143
--------------------------------------------------------------------------------

                                                                          -----
                                                                          11

Background Information

INVESTMENT TEAM LEADERS
----------------------------------------
PORTFOLIO MANAGER
----------------------------------------
    Alan Kruss
----------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
----------------------------------------
    Steven Permut
----------------------------------------
MUNICIPAL CREDIT ANALYSTS
----------------------------------------
    David Moore
----------------------------------------
    Bill McClintock
----------------------------------------
    Tim Benham
----------------------------------------
    Brad Bode
----------------------------------------

INVESTMENT PHILOSOPHY
AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

FLORIDA MUNICIPAL MONEY MARKET seeks interest income exempt from state and federal income taxes, as well as the Florida intangible personal property tax, by investing primarily in high-quality, short-term Florida municipal securities.

Investments in Florida Municipal Money Market are neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The funds in Lipper's OTHER STATES TAX-EXEMPT MONEY MARKET FUNDS category invest in high-quality municipal obligations with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

Credit quality (the issuer's financial strength and the likelihood of timely payment of interest and principal) is a key factor in fixed-income investment analysis. Credit ratings issued by independent rating and research companies such as Standard & Poor's help quantify credit quality--the stronger the issuer, the higher the credit rating.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

* A-1+: extremely strong ability to meet financial obligations.

* A-1: strong ability to meet financial obligations.

* A-2: satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective. They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality.

-----
   12

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder's account. (See Note 2 in the Notes to Financial Statements.)

MUNICIPAL COMMERCIAL PAPER (CP)--high-grade short-term securities backed by a line of credit from a bank.

MUNICIPAL NOTES--securities with maturities of two years or less.

PUT BONDS--long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested

VARIABLE-RATE DEMAND NOTES (VRDNS)--securities that track market interest rates and stabilize their market values using periodic (daily or weekly) interest rate adjustments.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

                                                                    (continued)

                                                                          -----
                                                                          13

Glossary

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME--taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----
   14

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          15

Notes

-----
   16

Notes

                                                                          -----
                                                                          17

Notes

-----
   18

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------

0301                                  American Century Investment Services, Inc.
SH-SAN-32705N                      (c)2003 American Century Services Corporation

[front cover]

November 30, 2002

American Century
Semiannual Report

[photo]

Arizona Municipal Bond

                                  [american century logo and text logo (reg.sm)]

[inside front cover - blank]

Our Message to You
[photo]
James E. Stowers III with James E. Stowers, Jr.

During the six months ended November 30, 2002, investors became more risk-averse in response to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals, signs from various economic indicators that the recovery from last year's recession was slowing, and steps toward renewed hostilities with Iraq.

Reactions in the U.S. financial markets included historically low short-term interest rates (the Federal Reserve cut its overnight interest rate target to
1.25%), increased bond issuance (to take advantage of low interest rates and offset growing federal and state deficits), and lower stock prices. In this volatile environment, the American Century Arizona Municipal Bond fund posted  a positive return, in stark contrast to the losses suffered by many equity-related portfolios.

We responded to the challenging and changing times by realigning the senior leadership team of ACIM, American Century's investment management subsidiary.
Mark Mallon (previously chief investment officer of ACIM's value/quantitative equity group) became the new ACIM CIO, replacing Randy Merk, who left American
Century in August. Three of ACIM's senior portfolio managers--Jim Stowers III,
Phil Davidson, and John Schniedwind--became the CIOs of growth, value, and quantitative equity, respectively; and Bill Lyons became the new ACIM president, in addition to his other duties (president and CEO of American Century
Companies).

Bill's new responsibilities reinforce our commitment to investment management as the core of our business. "This move aligns overall company operations more closely with ACIM," says Bill. "Mark's focus is on investment performance and ensuring that the right people are in place with the right tools to do their jobs. I will make sure that ACIM works in an integrated fashion with the other parts of our business."

We believe ACIM's new alignment further demonstrates our commitment to producing the best possible returns for you.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

ARIZONA MUNICIPAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   12
Background Information

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2002
------------------------------------------------------------------------------------------------------
                                                                           OTHER STATES INTERM.
                                   ARIZONA         LEHMAN 5-YEAR          MUNICIPAL DEBT FUNDS(2)
                                MUNICIPAL BOND   MUNICIPAL GO INDEX   AVERAGE RETURN   FUND'S RANKING
------------------------------------------------------------------------------------------------------
   6 months(1)                      2.98%              3.31%              2.74%             --
------------------------------------------------------------------------------------------------------
   1 Year                           5.99%              6.47%              5.15%        14 out of 103
------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
   3 Years                          7.10%              6.77%              6.01%         4 out of 89
------------------------------------------------------------------------------------------------------
   5 Years                          5.57%              5.61%              4.53%         1 out of 81
------------------------------------------------------------------------------------------------------
   Life of Fund**                   6.01%              5.94%(3)           5.17%(4)      2 out of 46(4)
------------------------------------------------------------------------------------------------------

The fund's inception date was 4/11/94.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Since 3/31/94, the date nearest the fund's inception for which data are available.

(4)  Since 4/14/94, the date nearest the fund's inception for which data are available.

See pages 13-15 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made April 11, 1994*

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended November 30
------------------------------------------------------------------------------------------------------------------------
                             1994*      1995       1996       1997      1998       1999       2000       2001      2002
------------------------------------------------------------------------------------------------------------------------
Arizona Municipal Bond**     0.78%     13.73%      4.91%      5.02%     6.83%     -0.09%      6.96%     8.37%      5.99%
------------------------------------------------------------------------------------------------------------------------
Lehman 5-Year Municipal
GO Index                     0.94%     11.99%      5.36%      5.38%     6.32%      1.49%      5.62%     8.24%      6.47%
------------------------------------------------------------------------------------------------------------------------

*  From 4/11/94, the fund's inception date. Index data from 3/31/94, the date nearest the fund's inception for which data are available. Not annualized.

** Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

The charts on the performance page give historical return data for Arizona
Municipal Bond. Returns for the Lehman 5-Year Municipal GO Index are provided for comparison. Arizona Municipal Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

Arizona Municipal Bond - Portfolio Commentary

By Ken Salinger, portfolio manager

PERFORMANCE SNAPSHOT

For the six months ended November 30, 2002, Arizona Municipal Bond performed well compared with its Lipper peer group. The fund's longer-term performance was even more impressive. (See page 1 for details.)

Concentrating the portfolio in top-rated bonds and working closely with our seasoned credit research team probably helped performance the most. And lower-than-average expenses compared with the Lipper group helped too, although the fund's bond maturity structure provided mixed results.

ECONOMIC & MARKET REVIEW

Financial market volatility continued during the six months. After growing at a lukewarm 1.3% annual pace during the second quarter, the U.S. economy managed a more impressive 4.0% growth rate during the third quarter. But conditions softened yet again as September drew to a close, leading to lower growth expectations for 2002's final quarter. As a result, the Federal Reserve--the
U.S. central bank--reduced short-term interest rates to 1.25% in early November, after having held them at a 40-year low of 1.75% since December 2001.

Municipal bonds turned in respectable performances in that environment, although the intermittent stock rallies sapped some of bonds' gains. Short-term municipal securities generally did best, with yields on five-year maturities falling by more than 50 basis points (0.50%). Yields on 10-year municipals fell by a more temperate 30 basis points or so, while yields on long-term bonds fell by about half that much.

Refunding needs and low interest rates led to increased municipal bond issuance, which, other things being equal, tends to push prices lower and yields higher.
But the bouts of market volatility drove up demand for high-quality bonds, and that supported municipal bond prices in spite of the increased supply.

YIELDS AS OF NOVEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                        2.84%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
-------------------------------------------------------------------------------
30.45% Tax Bracket                                      4.08%
-------------------------------------------------------------------------------
33.30% Tax Bracket                                      4.26%
-------------------------------------------------------------------------------
38.28% Tax Bracket                                      4.60%
-------------------------------------------------------------------------------
41.69% Tax Bracket                                      4.87%
-------------------------------------------------------------------------------
* The tax brackets indicated are combined federal and state tax brackets.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                  AS OF 11/30/02
-------------------------------------------------------------------------------
Net Assets                                         $70.3 million
-------------------------------------------------------------------------------
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.5 yrs               7.0 yrs
-------------------------------------------------------------------------------
Average Duration                           5.1 yrs               4.4 yrs
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

Investment terms are defined in the Glossary.                       (continued)

-----
    2

Arizona Municipal Bond - Portfolio Commentary

PORTFOLIO STRATEGIES

With the economic recovery tenuous and geopolitical concerns hovering in the background, we favored high-credit-quality bonds. Such securities held up better than lower-rated bonds because investors gravitated toward safer investments in light of the uncertain conditions. As shown in the Portfolio Composition by
Credit Rating chart below, 95% of the portfolio was concentrated in AAA and AA bonds at the end of November.

Careful security selection remained a priority as well. We worked hand-in-hand with our credit research team, looking for what we felt were attractively valued bonds with solid underlying credit stories. Essential-service revenue bonds were a particular focus because they tend to hold up regardless of economic conditions. For example, we owned water revenue bonds issued by Pima County and electric revenue bonds issued by the Salt River Project. These bonds have performed very well.

In addition, we barbelled the portfolio's bond maturity structure somewhat because of the economic backdrop and sizable gap between the yields of short-
and long-term municipal bonds. To accomplish this, we emphasized bonds maturing inside of five years, and ones maturing in 20 years or more, while limiting the portfolio's exposure to intermediate-maturity bonds.

The barbell didn't perform as well as we'd hoped because the difference between short- and long-term bond yields grew, rather than shrank. But the premium bonds
(bonds trading at prices above par, or face value) that we used in the long end of the barbell performed very well, as did the short-maturity end of our barbell.

ON THE HORIZON

Looking ahead, the U.S. economy continues to show signs of slow improvement. But whether or not that progress can be sustained will depend on many uncertainties.
In particular, the latest developments concerning Iraq appear to have driven up the chances for war. Lackluster business spending on new equipment and technologies is another key issue on the minds of investors.

So for now, we expect to keep the portfolio concentrated in top-quality securities, focus on careful security selection with the help of our credit research group, and keep the portfolio somewhat barbelled.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
AAA                                         81%                   78%
-------------------------------------------------------------------------------
AA                                          14%                   17%
-------------------------------------------------------------------------------
A                                            1%                    1%
-------------------------------------------------------------------------------
BBB                                          4%                    4%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 13 for more information.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                11/30/02
-------------------------------------------------------------------------------
GO                                                                35%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           14%
-------------------------------------------------------------------------------
Higher Education                                                  10%
-------------------------------------------------------------------------------
COPs/Leases                                                        9%
-------------------------------------------------------------------------------
Electric Revenue                                                   5%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          3

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ARIZONA -- 95.3%
--------------------------------------------------------------------------------
       $1,000,000  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/21                                    $ 1,035,380
--------------------------------------------------------------------------------
          500,000  Arizona Municipal Financing
                   Program COP, Series 2002-14,
                   5.375%, 8/1/30 (AMBAC)                               515,560
--------------------------------------------------------------------------------
        1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/1/18                        1,885,730
--------------------------------------------------------------------------------
          500,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.25%, 7/1/20                          522,385
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan Acquisition
                   Auth. Rev., Series 1999 A-1,
                   (Guaranteed: Student Loans),
                   5.65%, 5/1/14                                      1,072,160
--------------------------------------------------------------------------------
        1,000,000  Coconino County Unified School
                   District No. 1 GO, (Flagstaff),
                   5.25%, 7/1/03 (FSA)                                1,023,120
--------------------------------------------------------------------------------
        2,060,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)                               2,154,780
--------------------------------------------------------------------------------
        1,000,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                      998,600
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University), 5.75%,
                   5/15/21                                              517,125
--------------------------------------------------------------------------------
        1,740,000  Maricopa County Community
                   College District GO, 4.25%,
                   7/1/04                                             1,811,062
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Elementary
                   School District No. 79 GO, Series
                   2000 A, (Litchfield Elementary
                   Projects of 1998), 4.55%,
                   7/1/07 (FSA)                                       1,738,047
--------------------------------------------------------------------------------
          500,000  Maricopa County GO, 6.25%,
                   7/1/03 (FGIC)                                        514,420
--------------------------------------------------------------------------------
        1,445,000  Maricopa County High School
                   District No. 210 GO, (Phoenix),
                   4.75%, 7/1/11 (FSA)                                1,540,934
--------------------------------------------------------------------------------
        1,820,000  Maricopa County High School
                   District No. 210 GO, (Phoenix),
                   4.75%, 7/1/12 (FSA)                                1,937,462
--------------------------------------------------------------------------------
          500,000  Maricopa County Industrial
                   Development Auth. Hospital
                   Facility Rev., (Samaritan Health
                   Services), 7.15%, 12/1/04
                   (MBIA)(1)                                            528,185
--------------------------------------------------------------------------------
          700,000  Maricopa County Stadium
                   District Rev., 2.50%, 6/1/03
                   (AMBAC)                                              704,144
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $1,650,000  Maricopa County Stadium
                   District Rev., 2.50%, 6/1/04
                   (AMBAC)                                          $ 1,670,889
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 1 GO, (Phoenix),
                   5.50%, 7/1/09 (MBIA)                               1,099,530
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 201 GO, Series
                   1992 E, (Phoenix), 7.10%,
                   7/1/04                                             1,084,840
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Unified School
                   District No. 28 GO, (Kyrene),
                   4.30%, 7/1/07 (MBIA)(2)                              907,171
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 4 GO, Series 1993 E,
                   (Mesa), 5.25%, 7/1/03 (FGIC)                       1,023,000
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 48 GO, (Scottsdale),
                   6.60%, 7/1/12                                      1,209,330
--------------------------------------------------------------------------------
        1,135,000  Mesa GO, Series 2002 A, 4.00%,
                   7/1/13 (FGIC)                                      1,134,478
--------------------------------------------------------------------------------
        2,145,000  Mesa Industrial Development
                   Auth. Rev., Series 1998 A-1,
                   (Lutheran Health System),
                   4.75%, 1/1/05 (MBIA)                               2,266,642
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District Rev., 5.75%,
                   3/1/14 (AMBAC)                                     1,389,350
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,254,570
--------------------------------------------------------------------------------
        1,255,000  Phoenix Civic Improvement Corp.
                   Airport Rev., Series 1998 B,
                  (Senior Lien), 5.00%, 7/1/03
                   (FSA)                                              1,279,849
--------------------------------------------------------------------------------
        1,785,000  Phoenix Civic Improvement Corp.
                   Water System Rev., (Junior
                   Lien), 5.00%, 7/1/11 (FGIC)                        1,929,103
--------------------------------------------------------------------------------
        1,500,000  Phoenix Civic Improvement Corp.
                   Wastewater System Rev., (Junior
                   Lien), 5.25%, 7/1/18 (FGIC)                        1,567,935
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Excise Tax Rev., (Senior Lien),
                   5.00%, 7/1/05                                      1,063,700
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(1)                                          1,184,760
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Water System Rev., (Junior
                   Lien), 6.50%, 7/1/06                               1,135,910
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Water System Rev., (Junior
                   Lien), 5.50%, 7/1/19 (FGIC)                        1,065,510
--------------------------------------------------------------------------------
        2,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17                                      2,480,232
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/15                                    $ 1,065,480
--------------------------------------------------------------------------------
        1,370,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A, 6.60%,
                   12/1/29 (GNMA/FNMA/FHLMC)                          1,424,485
--------------------------------------------------------------------------------
          405,000  Pima County Industrial
                   Development Auth. Single Family
                   Mortgage Rev., Series 1997
                   B,  5.35%, 11/1/20
                   (GNMA/FNMA/FHLMC)                                    409,763
--------------------------------------------------------------------------------
        1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (AMBAC)                                            1,845,518
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (AMBAC)                                            1,927,080
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 7.00%,
                   7/1/05 (MBIA)                                      1,122,950
--------------------------------------------------------------------------------
        1,550,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Ampitheater), 5.05%,
                   7/1/07 (MBIA)                                      1,663,553
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 12 GO, (Sunnyside),
                   5.50%, 7/1/09 (MBIA)                               1,096,960
--------------------------------------------------------------------------------
        1,125,000  Pima County Unified School
                   District No. 6 GO, (Marana),
                   5.50%, 7/1/15 (FGIC)                               1,214,798
--------------------------------------------------------------------------------
          560,000  Pinal County COP, 3.40%,
                   12/1/03 (AMBAC)                                      571,530
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $  820,000  Pinal County COP, 4.75%,
                   6/1/13 (AMBAC)                                   $   861,279
--------------------------------------------------------------------------------
        1,500,000  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev.,
                   Series 2001 A, 5.00%, 1/1/05                       1,594,605
--------------------------------------------------------------------------------
        1,345,000  Scottsdale GO, 4.00%, 7/1/04                       1,395,747
--------------------------------------------------------------------------------
        1,600,000  Scottsdale GO, 6.25%, 7/1/09                       1,874,816
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/20                          1,045,870
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP, Series
                   2002 A, 5.50%, 6/1/17 (AMBAC)                      1,775,712
--------------------------------------------------------------------------------
          690,000  Williams Municipal Development
                   Auth. Inc. Rev., 3.00%, 7/1/04
                   (AMBAC)                                              703,945
--------------------------------------------------------------------------------
          500,000  Yavapai County Unified School
                   District No. 28 GO, (Camp
                   Verde), 6.10%, 7/1/04 (FGIC)                         534,145
--------------------------------------------------------------------------------
                                                                     65,374,129
--------------------------------------------------------------------------------
PUERTO RICO -- 3.2%
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Electric Power Auth.
                   Rev., Series 2002 KK, 5.00%,
                   7/1/11 (XLCA)                                      2,173,639
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.5%
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Gross Receipts Taxes Rev.,
                   Series 1999 A, 5.00%, 10/1/04                      1,044,720
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $66,030,971)                                                  $68,592,488
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corp.

XLCA = XL Capital Assurance Corp.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Statement of Assets and Liabilities

NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $66,030,971)               $68,592,488
-----------------------------------------------------------------
Cash                                                                    515,430
-----------------------------------------------------------------
Receivable for capital shares sold                                        4,300
-----------------------------------------------------------------
Interest receivable                                                   1,276,032
--------------------------------------------------------------------------------
                                                                     70,388,250
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                  29,153
-----------------------------------------------------------------
Dividends payable                                                        33,721
--------------------------------------------------------------------------------
                                                                         62,874
--------------------------------------------------------------------------------
NET ASSETS                                                          $70,325,376
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                   6,385,713
================================================================================

NET ASSET VALUE PER SHARE                                                $11.01
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $67,280,831
-----------------------------------------------------------------
Undistributed net realized gain on investment transactions              483,028
-----------------------------------------------------------------
Net unrealized appreciation on investments                            2,561,517
--------------------------------------------------------------------------------
                                                                    $70,325,376
================================================================================

See Notes to Financial Statements.

-----
    6

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                            $1,485,581
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                        178,122
-----------------------------------------------------------------
Trustees' fees and expenses                                              1,920
-----------------------------------------------------------------
Other expenses                                                             883
--------------------------------------------------------------------------------
                                                                       180,925
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                1,304,656
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                           220,815
-----------------------------------------------------------------
Change in net unrealized appreciation on investments                   493,418
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                       714,233
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,018,889
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31, 2002
--------------------------------------------------------------------------------
                                                   NOVEMBER 30,       MAY 31,
INCREASE IN NET ASSETS                                 2002            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $1,304,656      $2,380,919
------------------------------------------------
Net realized gain                                      220,815         434,391
------------------------------------------------
Change in net unrealized appreciation                  493,418         962,732
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                          2,018,889       3,778,042
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (1,304,656)     (2,381,156)
------------------------------------------------
From net realized gains                                     --        (368,733)
--------------------------------------------------------------------------------
Decrease in net assets
  from distributions                                (1,304,656)     (2,749,889)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           15,150,908      24,287,661
------------------------------------------------
Proceeds from reinvestment
  of distributions                                   1,051,355       2,216,981
------------------------------------------------
Payments for shares redeemed                       (12,917,677)    (11,515,316)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital share transactions                         3,284,586      14,989,326
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           3,998,819      16,017,479

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 66,326,557      50,309,078
--------------------------------------------------------------------------------
End of period                                      $70,325,376     $66,326,557
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                 1,369,564       2,240,594
------------------------------------------------
Issued in reinvestment
  of distributions                                      94,790         204,648
------------------------------------------------
Redeemed                                            (1,167,624)     (1,063,608)
--------------------------------------------------------------------------------
Net increase in shares of the fund                     296,730       1,381,634
================================================================================

See Notes to Financial Statements.

-----
    8

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (the fund) is one fund in  a series issued by the trust. The fund is non-diversified under the 1940 Act. The objective of the fund is to seek safety of principal and high current income that is exempt from federal and Arizona income taxes. The fund invests primarily in Arizona municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona than a fund with  a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

On December 6, 2002, the fund declared and paid a per-share distribution of
$0.0759 from  net realized gains to shareholders of record on December 5, 2002.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will  be paid by ACIM. The fee is computed daily  and paid monthly in arrears.
It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended November 30,
2002, the effective annual management fee was 0.50%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

                                                                    (continued)

                                                                          -----
                                                                          9

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2002, were $23,711,539 and $20,465,992, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed to
$620,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended November 30, 2002.

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of November 30, 2002, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $66,030,971
================================================================================
Gross tax appreciation of investments                                $2,654,431
-----------------------------------------------------------------
Gross tax depreciation of investments                                   (92,914)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $2,561,517
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

-----
   10

Arizona Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                    2002(1)         2002           2001           2000          1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period              $10.89         $10.69         $10.12         $10.62        $10.67         $10.44
----------------------------------------------------------------------------------------------------------------------
Income From
  Investment Operations
---------------------------------
  Net Investment Income              0.20           0.44           0.48           0.48          0.46           0.46
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.12           0.27           0.57          (0.47)         0.01           0.28
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.32           0.71           1.05           0.01          0.47           0.74
----------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                 (0.20)         (0.44)         (0.48)         (0.48)        (0.46)         (0.46)
---------------------------------
  From Net Realized Gains             --           (0.07)           --           (0.03)        (0.06)         (0.05)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.20)         (0.51)         (0.48)         (0.51)        (0.52)         (0.51)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $11.01         $10.89         $10.69         $10.12        $10.62         $10.67
======================================================================================================================
  TOTAL RETURN(2)                    2.98%          6.74%         10.57%          0.20%         4.51%          7.19%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.51%(3)         0.51%          0.51%          0.51%           0.51%          0.54%
---------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)            0.51%(3)         0.51%          0.51%          0.51%           0.51%          0.60%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.68%(3)         4.04%          4.57%          4.71%           4.30%          4.33%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)            3.68%(3)         4.04%          4.57%          4.71%           4.30%          4.27%
---------------------------------
Portfolio Turnover Rate                29%            77%           104%           117%             70%            39%
---------------------------------
Net Assets, End of Period
(in thousands)                     $70,325        $66,327        $50,309        $40,594         $45,410        $40,047
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total Returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Municipal Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                                463,229,266
--------------------------------------------------------------------------------
Against:                                                             16,279,485
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                                462,651,818
--------------------------------------------------------------------------------
Against:                                                             16,856,933
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                                464,219,768
--------------------------------------------------------------------------------
Against:                                                             15,288,983
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                                464,781,006
--------------------------------------------------------------------------------
Against:                                                             14,727,745
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                                462,001,928
--------------------------------------------------------------------------------
Against:                                                             17,506,823
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                                462,832,682
--------------------------------------------------------------------------------
Against:                                                             16,676,069
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                                463,533,252
--------------------------------------------------------------------------------
Against:                                                             15,975,499
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                                463,505,835
--------------------------------------------------------------------------------
Against:                                                             16,002,916
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

-----
   12

Background Information

INVESTMENT TEAM LEADERS
----------------------------------------
PORTFOLIO MANAGERS
----------------------------------------
    Ken Salinger
----------------------------------------
    Dave MacEwen
----------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
----------------------------------------
    Steven Permut
----------------------------------------
MUNICIPAL CREDIT ANALYSTS
----------------------------------------
    David Moore
----------------------------------------
    Bill McClintock
----------------------------------------
    Tim Benham
----------------------------------------
    Brad Bode
----------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

ARIZONA MUNICIPAL BOND seeks to provide income exempt from both Arizona and federal income taxes. The fund invests in Arizona municipal securities. There are no restrictions on the fund's weighted average maturity.

Depending on your tax status, investment income may be subject to the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The LEHMAN BROTHERS FIVE-YEAR MUNICIPAL GENERAL OBLIGATION INDEX has an average maturity of five years. The bonds in that index are rated BBB or higher by
Standard & Poor's, with an average rating of AA.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service. Rankings are based on average annual total returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The funds in Lipper's OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS category invest in municipal debt issues with dollar-weighted average maturities of 5-10 years and which are exempt from taxation on a specified city or state basis.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. Ratings are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment grade,"
meaning they're relatively safe from default.

                                                                          -----
                                                                          13

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

AVERAGE DURATION--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. The longer the duration, the greater the portfolio's interest rate sensitivity.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/LEASES--securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder's account. (See Note 2 in the Notes to Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915-Act bonds that are issued to finance real estate development projects.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by  the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

                                                                    (continued)

-----
   14

Glossary

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income. They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

                                                                          -----
                                                                          15

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----
   16

Notes

                                                                          -----
                                                                          17

Notes

-----
   18

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------

0301                                  American Century Investment Services, Inc.
SH-SAN-32704N                      (c)2003 American Century Services Corporation

[front cover]

November 30, 2002

American Century
Semiannual Report

[photo]

Florida Municipal Bond

                                  [american century logo and text logo (reg.sm)]

[inside front cover - blank]

Our Message to You
[photo]
James E. Stowers III with James E. Stowers, Jr.

During the six months ended November 30, 2002, investors became more risk-averse in response to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals, signs from various economic indicators that the recovery from last year's recession was slowing, and steps toward renewed hostilities with Iraq.

Reactions in the U.S. financial markets included historically low short-term interest rates (the Federal Reserve cut its overnight interest rate target to
1.25%), increased bond issuance (to take advantage of low interest rates and offset growing federal and state deficits), and lower stock prices. In this volatile environment, the American Century Florida Municipal Bond fund remained a top performer (see page 1 for details) and posted a positive return, in stark contrast to the losses suffered by many equity-related portfolios.

We responded to the challenging and changing times by realigning the senior leadership team of ACIM, American Century's investment management subsidiary.
Mark Mallon (previously chief investment officer of ACIM's value/quantitative equity group) became the new ACIM CIO, replacing Randy Merk, who left American
Century in August. Three of ACIM's senior portfolio managers--Jim Stowers III,
Phil Davidson, and John Schniedwind--became the CIOs of growth, value, and quantitative equity, respectively; and Bill Lyons became the new ACIM president, in addition to his other duties (president and CEO of American Century
Companies).

Bill's new responsibilities reinforce our commitment to investment management as the core of our business. "This move aligns overall company operations more closely with ACIM," says Bill. "Mark's focus is on investment performance and ensuring that the right people are in place with the right tools to do their jobs. I will make sure that ACIM works in an integrated fashion with the other parts of our business."

We believe ACIM's new alignment further demonstrates our commitment to producing the best possible returns for you.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

FLORIDA MUNICIPAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   13
Background Information

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2002
------------------------------------------------------------------------------------------------------
                                                                           FLORIDA INTERMEDIATE
                                   FLORIDA         LEHMAN 5-YEAR           MUNICIPAL DEBT FUNDS(2)
                                MUNICIPAL BOND   MUNICIPAL GO INDEX   AVERAGE RETURN   FUND'S RANKING
------------------------------------------------------------------------------------------------------
   6 months(1)                      3.39%              3.31%              2.57%              --
------------------------------------------------------------------------------------------------------
   1 Year                           6.35%              6.47%              5.04%         1 out of 16
------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
   3 Years                          7.09%              6.77%              5.94%         1 out of 16
------------------------------------------------------------------------------------------------------
   5 Years                          5.69%              5.61%              4.59%         1 out of 15
------------------------------------------------------------------------------------------------------
   Life of Fund**                   6.18%              5.94%(3)           5.05%(4)      1 out of 10(4)
------------------------------------------------------------------------------------------------------

The fund's inception date was 4/11/94.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Since 3/31/94, the date nearest the fund's inception for which data are available.

(4)  Since 4/14/94, the date nearest the fund's inception for which data are available.

See pages 14-16 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made April 11, 1994*

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended November 30
------------------------------------------------------------------------------------------------------------------------
                             1994*      1995       1996       1997      1998       1999       2000       2001      2002
------------------------------------------------------------------------------------------------------------------------
Florida Municipal Bond**    -0.40%     14.39%      4.61%      6.78%     7.39%      0.00%      7.09%     7.82%      6.35%
------------------------------------------------------------------------------------------------------------------------
Lehman 5-Year Municipal
GO Index                     0.94%     11.99%      5.36%      5.38%     6.32%      1.49%      5.62%     8.24%      6.47%
------------------------------------------------------------------------------------------------------------------------

* From 4/11/94, the fund's inception date. Index data from 3/31/94, the date nearest the fund's inception for which data are available. Not annualized.

**Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

The charts on the performance page give historical return data for Florida
Municipal Bond. Returns for the Lehman 5-Year Municipal GO Index are provided for comparison. Florida Municipal Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

Florida Municipal Bond - Portfolio Commentary

By Ken Salinger, portfolio manager

PERFORMANCE SNAPSHOT

For the six months ended November 30, 2002, Florida Municipal Bond turned in another impressive performance. As the detailed information on page 1 shows,
Florida Municipal Bond's total return outpaced that of its Lipper peer average for the period, while the fund's one-, three-, and five-year returns were equally impressive.

Numerous strategies enabled the portfolio to outperform. In particular, we emphasized high-quality bonds while working with our credit research team to find what we felt were attractively valued securities. The way in which we managed Florida Municipal Bond's interest rate sensitivity also helped, while the portfolio's bond maturity structure provided mixed results.

ECONOMIC & MARKET REVIEW

Financial market volatility continued during the six months. After growing at a lukewarm 1.3% annual pace during the second quarter, the U.S. economy managed a more impressive 4.0% growth rate during the third quarter. But conditions softened yet again as September drew to a close, leading to lower growth expectations for 2002's final quarter. As a result, the Federal Reserve -- the
U.S. central bank -- reduced short-term interest rates to 1.25% in early
November, after having held them at a 40-year low of 1.75% since December 2001.

Municipal bonds turned in respectable performances in that environment, with yields on five-year maturities falling by more than 50 basis points (0.50%).
Yields on 10-year municipals fell by a more temperate 30 basis points or so, while yields on long-term bonds fell by about half that much.

Low interest rates and refunding needs led to increased municipal bond issuance, which, other things being equal, pushes prices lower and yields higher. But the bouts of market volatility drove up demand for high-quality bonds, and that supported municipal bond prices in spite of the increased supply.

YIELDS AS OF NOVEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                      2.95%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
-------------------------------------------------------------------------------
27.0% Tax Bracket                                     4.04%
-------------------------------------------------------------------------------
30.0% Tax Bracket                                     4.21%
-------------------------------------------------------------------------------
35.0% Tax Bracket                                     4.54%
-------------------------------------------------------------------------------
38.6% Tax Bracket                                     4.80%
-------------------------------------------------------------------------------
* The tax brackets indicated are for federal taxes only.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                  AS OF 11/30/02
-------------------------------------------------------------------------------
Net Assets                                         $63.8 million
-------------------------------------------------------------------------------
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   9.0 yrs               8.0 yrs
-------------------------------------------------------------------------------
Average Duration                           4.9 yrs               4.2 yrs
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

Investment terms are defined in the Glossary.                       (continued)

-----
    2

Florida Municipal Bond -  Portfolio Commentary

PORTFOLIO STRATEGIES

Although we kept the portfolio concentrated in AAA and AA bonds, which generally outperformed, we also looked for what we considered to be attractively valued higher-yielding securities. Our credit research team continued to play a vital role in that regard. For example, the team helped us find some BBB bonds issued by Martin County Health Facilities. In spite of the general stigma attached to the health care industry, our disciplined research efforts determined that the credit story behind these securities met our conservative standards. So we picked up some of the facilities' two- and five-year bonds, and they've performed very well.

In addition, we kept Florida Municipal Bond's interest rate sensitivity about the same as that of the Lipper group average. But we continued to look for strategic opportunities to conservatively increase or decrease the fund's relative sensitivity, enhancing its return in the process.

Lastly, we barbelled the portfolio's bond maturity structure somewhat because of the economic backdrop and the sizable gap between the yields of short- and long-term municipal bonds. To accomplish this, we emphasized bonds maturing inside of five years, and ones maturing in 20 years or more, while limiting the portfolio's exposure to intermediate-maturity bonds.

The barbell didn't perform as well as we'd hoped because the difference between short- and long-term bond yields grew, rather than shrank. But  the premium bonds (bonds trading at prices above par, or face value) that  we used in the long end of the barbell performed very well, as did the short-maturity end of our barbell.

ON THE HORIZON

Looking ahead, the U.S. economy continues to show signs of slow improvement. But whether or not that progress can be sustained will depend on many uncertainties.
In particular, the latest developments concerning Iraq appear to have driven up the chances for war. Lackluster business spending on new equipment and technologies is another key issue on the minds of investors.

So for now, we expect to keep the portfolio concentrated in top-quality securities, focus on careful security selection with the help of our credit research group, and keep the portfolio somewhat barbelled.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/02               5/31/02
-------------------------------------------------------------------------------
AAA                                         85%                   87%
-------------------------------------------------------------------------------
AA                                           2%                    7%
-------------------------------------------------------------------------------
A                                            5%                    2%
-------------------------------------------------------------------------------
BBB                                          8%                    4%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 15 for more information.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                11/30/02
-------------------------------------------------------------------------------
COPs/Leases                                                       15%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           12%
-------------------------------------------------------------------------------
Transportation Revenue                                            12%
-------------------------------------------------------------------------------
Special Tax Revenue                                                9%
-------------------------------------------------------------------------------
GO                                                                 8%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          3

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 96.1%

FLORIDA -- 93.8%
--------------------------------------------------------------------------------
       $2,110,000  Broward County Airport Systems
                   Rev., (Passenger Facility),
                   (Conventional Lien H-1), 5.25%,
                   10/1/12 (AMBAC)                                  $ 2,227,190
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/13 (FSA)                                         548,590
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board COP,
                   5.50%, 2/15/12 (FSA)                               1,651,823
--------------------------------------------------------------------------------
          960,000  Crossings at Fleming Island
                   Community Development District
                   Special Assessment Rev., Series
                   2000 B, 5.20%, 5/1/04 (MBIA)                       1,008,336
--------------------------------------------------------------------------------
          715,000  Crossings at Fleming Island
                   Community Development District
                   Special Assessment Rev., Series
                   2000 B, 5.25%, 5/1/05 (MBIA)                         768,296
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (AMBAC)                                              274,608
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board COP,
                   5.75%, 7/1/16 (FSA)                                1,255,421
--------------------------------------------------------------------------------
          170,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.80%,
                   4/1/06 (GNMA/FNMA)                                   179,258
--------------------------------------------------------------------------------
          265,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.85%,
                   4/1/07 (GNMA/FNMA)                                   279,930
--------------------------------------------------------------------------------
        1,050,000  Florida Board of Education
                   Capital Outlay GO, Series 1995 C,
                   5.50%, 6/1/12 (MBIA)                               1,129,653
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond Finance
                   Rev., Series 1998 B,
                   (Environmental Protection -
                   Preservation), 5.25%, 7/1/10
                   (FSA)                                              2,525,621
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance Agency,
                   Series 1995 E, (Williamsburg
                   Village Apartments), 5.60%,
                   12/1/07 (AMBAC)                                      479,619
--------------------------------------------------------------------------------
        1,295,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2,
                   (Homeowner Mortgage), 4.60%,
                   1/1/21 (FSA)                                       1,326,870
--------------------------------------------------------------------------------
        1,280,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 4.00%,
                   11/1/11 (MBIA)                                     1,295,795
--------------------------------------------------------------------------------
        1,325,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 4.00%,
                   11/1/12 (MBIA)                                     1,331,983
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,895,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                   $ 1,965,930
--------------------------------------------------------------------------------
        1,000,000  Florida Turnpike Auth. Rev.,
                   Series 1993 A, (Department of
                   Transportation), 5.00%, 7/1/16
                   (FGIC)                                             1,019,640
--------------------------------------------------------------------------------
          350,000  Gainesville Utilities System Rev.,
                   Series 1996 A, 5.75%, 10/1/09                        398,993
--------------------------------------------------------------------------------
          675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                       732,787
--------------------------------------------------------------------------------
          400,000  Hillsborough County Port District
                   Special Rev., 6.50%, 6/1/04
                   (FSA)                                                426,472
--------------------------------------------------------------------------------
        1,715,000  Hillsborough County School
                   Board Sales Tax Rev., 4.00%,
                   10/1/03 (AMBAC)                                    1,753,124
--------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility), 5.25%,
                   4/1/15 (FGIC)                                      1,326,847
--------------------------------------------------------------------------------
          400,000  Indian Trace Community
                   Development District Water
                   Special Benefit Assessment,
                   Series 1995 A, 5.25%, 5/1/03
                   (MBIA)                                               406,532
--------------------------------------------------------------------------------
          300,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 2.75%,
                   5/1/06 (MBIA)                                        302,787
--------------------------------------------------------------------------------
          300,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.10%,
                   5/1/07 (MBIA)                                        303,816
--------------------------------------------------------------------------------
          315,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.40%,
                   5/1/08 (MBIA)                                        318,500
--------------------------------------------------------------------------------
          335,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.65%,
                   5/1/09 (MBIA)                                        339,633
--------------------------------------------------------------------------------
          355,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.85%,
                   5/1/10 (MBIA)                                        358,238
--------------------------------------------------------------------------------
          630,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 4.00%,
                   5/1/11 (MBIA)                                        636,048
--------------------------------------------------------------------------------
          850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                      878,790
--------------------------------------------------------------------------------
        1,000,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 3.35%, 11/15/04(1)                        1,004,430
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07(1)                      $ 1,333,705
--------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,101,540
--------------------------------------------------------------------------------
        1,910,000  Miami Beach Water & Sewer
                   Rev., 5.625%, 9/1/16 (AMBAC)                       2,092,310
--------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                712,082
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/16 (FSA)                               1,090,090
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/17 (FSA)                               1,082,430
--------------------------------------------------------------------------------
          160,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   Orlando Regional Healthcare,
                   6.00%, 10/1/04 (MBIA)                                172,430
--------------------------------------------------------------------------------
          390,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   Orlando Regional Healthcare,
                   6.00%, 10/1/04 (MBIA)(2)                             420,151
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      2,010,731
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        538,128
--------------------------------------------------------------------------------
        1,000,000  Orlando and Orange County
                   Expressway Auth. Rev., Linked
                   Inverse Floater, 5.10%, 7/1/04
                   (FGIC)                                             1,038,650
--------------------------------------------------------------------------------
          500,000  Orlando Utilities Commission
                   Water & Electric Rev., 5.70%,
                   10/1/04                                              536,330
--------------------------------------------------------------------------------
        1,300,000  Orlando Utilities Commission
                   Water & Electric Rev., Series
                   1993 B, 5.25%, 10/1/23 (MBIA)                      1,307,254
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 4.00%, 10/1/06
                   (MBIA)                                             1,054,550
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/17 (FSA)                               1,074,030
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (AMBAC)                                            2,242,640
--------------------------------------------------------------------------------
          500,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                        546,115
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of Florida
                   Inc.), 4.45%, 12/1/04                                308,985
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of Florida
                   Inc.), 4.55%, 12/1/05                            $   310,542
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of Florida
                   Inc.), 4.70%, 12/1/07                                309,261
--------------------------------------------------------------------------------
        1,000,000  Polk County Housing Finance
                   Auth. Multifamily Housing Rev.,
                   Series 1997 A, (Winter Oaks
                   Apartments), 5.25%, 7/1/07
                   (FNMA)                                             1,060,110
--------------------------------------------------------------------------------
          500,000  Punta Gorda Rev., (Utility
                   Systems), 2.50%, 1/1/03
                   (AMBAC)                                              500,525
--------------------------------------------------------------------------------
          705,000  Punta Gorda Rev., (Utility
                   Systems), 3.00%, 1/1/04
                   (AMBAC)                                              716,640
--------------------------------------------------------------------------------
        1,595,000  Seminole County Sales Tax Rev.,
                   5.375%, 10/1/17 (FGIC)                             1,717,352
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement Rev., Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10 (MBIA)                      1,132,324
--------------------------------------------------------------------------------
        1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                          1,058,370
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (AMBAC)                             1,029,930
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility System
                   Rev., Series 1998 B, 5.125%,
                   10/1/15 (FGIC)                                     1,047,570
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (AMBAC)                         461,100
--------------------------------------------------------------------------------
        2,605,000  Tampa Utility Tax & Special Rev.,
                   Series 2002 A, 5.25%, 10/1/20
                   (AMBAC)(3)                                         2,719,801
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,166,370
--------------------------------------------------------------------------------
          910,000  Village Center Community
                   Development District
                   Recreational Rev., Series 2001 A,
                   3.75%, 11/1/05 (MBIA)                                951,569
--------------------------------------------------------------------------------
        1,000,000  West Orange Healthcare District
                   Rev., Series 1999 A, 5.25%,
                   2/1/03                                             1,005,370
--------------------------------------------------------------------------------
                                                                     62,304,545
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 2.3%
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1999 A,
                   5.00%, 10/1/03                                     1,535,625
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $61,561,697)                                                   63,840,170
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.9%

FLORIDA -- 3.9%
--------------------------------------------------------------------------------
       $  700,000  Broward County Airport Exempt
                   Facility Rev., (Various LearJet
                   Inc. Projects), VRDN, 1.30%,
                   12/5/02 (LOC: Bank of America
                   N.A.)                                            $   700,000
--------------------------------------------------------------------------------
          300,000  Florida Housing Finance Agency,
                   VRDN, 1.41%, 12/5/02
                   (Acquired 9/20/02-11/27/02,
                   Cost $300,000)(4)                                    300,000
--------------------------------------------------------------------------------
        1,600,000  Jacksonville Health Facilities
                   Auth. Rev., (Genesis
                   Rehabilitation Hospital), VRDN, 1.25%,
                   12/2/02 (LOC: Bank of
                   America N.A.)                                      1,600,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM  MUNICIPAL SECURITIES
(Cost $2,600,000)                                                     2,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $64,161,697)                                                  $66,440,170
================================================================================

See Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective November 30, 2002.

(1)  When-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security, or a portion thereof, has been segregated for when-issued securities.

(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at November 30, 2002, was
     $300,000, which represented 0.5% of net assets.

-----
    6

Statement of Assets and Liabilities

NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $64,161,697)               $66,440,170
-----------------------------------------------------------------
Receivable for capital shares sold                                        2,640
-----------------------------------------------------------------
Interest receivable                                                     705,907
--------------------------------------------------------------------------------
                                                                     67,148,717
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          957,853
-----------------------------------------------------------------
Payable for investments purchased                                     2,349,118
-----------------------------------------------------------------
Accrued management fees                                                  26,477
-----------------------------------------------------------------
Dividends payable                                                        52,155
--------------------------------------------------------------------------------
                                                                      3,385,603
--------------------------------------------------------------------------------
NET ASSETS                                                          $63,763,114
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                   5,852,597
================================================================================

NET ASSET VALUE PER SHARE                                                $10.89
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $61,026,513
-----------------------------------------------------------------
Accumulated net realized gain on investment transactions                458,128
-----------------------------------------------------------------
Net unrealized appreciation on investments                            2,278,473
--------------------------------------------------------------------------------
                                                                    $63,763,114
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                             $1,290,775
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                         152,968
-----------------------------------------------------------------
Trustees' fees and expenses                                               1,635
-----------------------------------------------------------------
Other expenses                                                            1,214
--------------------------------------------------------------------------------
                                                                        155,817
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,134,958
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                            301,843
-----------------------------------------------------------------
Change in net unrealized appreciation on investments                    514,593
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                        816,436
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,951,394
================================================================================

See Notes to Financial Statements.

-----
    8

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31, 2002
--------------------------------------------------------------------------------
                                                    NOVEMBER 30,       MAY 31,
INCREASE IN NET ASSETS                                 2002             2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $1,134,958      $2,131,286
------------------------------------------------
Net realized gain                                      301,843         467,557
------------------------------------------------
Change in net unrealized appreciation                  514,593         598,806
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                          1,951,394       3,197,649
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (1,134,958)     (2,131,435)
------------------------------------------------
From net realized gains                                 --            (618,292)
--------------------------------------------------------------------------------
Decrease in net assets
  from distributions                                (1,134,958)     (2,749,727)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           21,047,704      17,402,910
------------------------------------------------
Proceeds from reinvestment
  of distributions                                     799,694       1,902,532
------------------------------------------------
Payments for shares redeemed                       (13,466,092)    (19,047,504)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital share transactions                         8,381,306         257,938
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           9,197,742         705,860

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 54,565,372      53,859,512
--------------------------------------------------------------------------------
End of period                                      $63,763,114     $54,565,372
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                 1,928,843       1,627,997
------------------------------------------------
Issued in reinvestment
  of distributions                                      72,972         177,920
------------------------------------------------
Redeemed                                            (1,233,769)     (1,771,474)
--------------------------------------------------------------------------------
Net increase in shares of the fund                     768,046          34,443
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Florida Municipal Bond Fund (the fund) is one fund in  a series issued by the trust. The fund is non-diversified under the 1940 Act. Its investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of Florida. The fund invests primarily in Florida municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of Florida than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America.
These policies may require the use of estimates by fund management.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

On December 6, 2002, the fund declared and paid a per-share distribution from net realized gains to shareholders of record on December 5, 2002 of $0.0642.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will  be paid by ACIM. The fee is computed daily  and paid monthly in arrears.
It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended November 30,
2002, the effective annual management fee was 0.50%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

                                                                    (continued)

-----
   10

Notes to Financial Statements

NOVEMBER 30, 2002 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2002, were $27,409,641 and $16,866,641, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed to
$620,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended November 30, 2002.

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of November 30, 2002, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $64,161,697
================================================================================
Gross tax appreciation of investments                                $2,344,442
-----------------------------------------------------------
Gross tax depreciation of investments                                   (65,969)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $2,278,473
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

                                                                          -----
                                                                          11

Florida Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                    2002(1)         2002           2001           2000        1999          1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period              $10.73         $10.67         $10.08         $10.50      $10.56         $10.34
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income              0.20           0.44           0.47           0.45        0.44           0.45
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.16           0.19           0.59          (0.41)       0.05           0.38
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.36           0.63           1.06           0.04        0.49           0.83
----------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income        (0.20)         (0.44)         (0.47)         (0.45)      (0.44)         (0.45)
---------------------------------
  From Net Realized Gains             --           (0.13)           --           (0.01)      (0.11)         (0.16)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.20)         (0.57)         (0.47)         (0.46)      (0.55)         (0.61)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $10.89         $10.73         $10.67         $10.08      $10.50         $10.56
======================================================================================================================
  TOTAL RETURN(2)                    3.39%          5.98%         10.70%          0.49%       4.71%          8.20%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.51%(3)         0.51%          0.51%          0.51%       0.51%          0.54%
---------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)            0.51%(3)         0.51%          0.51%          0.51%       0.51%          0.58%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.71%(3)         4.03%          4.49%          4.49%       4.13%          4.28%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)            3.71%(3)         4.03%          4.49%          4.49%       4.13%          4.24%
---------------------------------
Portfolio Turnover Rate                30%            75%           138%           155%        154%           154%
---------------------------------
Net Assets, End of Period
(in thousands)                     $63,763        $54,565        $53,860        $46,077     $44,379        $29,605
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended November 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

-----
   12

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Municipal Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                                 463,229,266
--------------------------------------------------------------------------------
Against:                                                              16,279,485
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                                 462,651,818
--------------------------------------------------------------------------------
Against:                                                              16,856,933
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                                 464,219,768
--------------------------------------------------------------------------------
Against:                                                              15,288,983
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                                 464,781,006
--------------------------------------------------------------------------------
Against:                                                              14,727,745
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                                 462,001,928
--------------------------------------------------------------------------------
Against:                                                              17,506,823
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                                 462,832,682
--------------------------------------------------------------------------------
Against:                                                              16,676,069
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                                 463,533,252
--------------------------------------------------------------------------------
Against:                                                              15,975,499
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                                 463,505,835
--------------------------------------------------------------------------------
Against:                                                              16,002,916
--------------------------------------------------------------------------------
Abstain:                                                                       0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                               0
--------------------------------------------------------------------------------

                                                                          -----
                                                                          13

Background Information

INVESTMENT TEAM LEADERS
--------------------------------------
PORTFOLIO MANAGERS
--------------------------------------
    Ken Salinger
--------------------------------------
    Dave MacEwen
--------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
--------------------------------------
    Steven Permut
--------------------------------------
MUNICIPAL CREDIT ANALYSTS
--------------------------------------
    David Moore
--------------------------------------
    Bill McClintock
--------------------------------------
    Tim Benham
--------------------------------------
    Brad Bode
--------------------------------------

INVESTMENT PHILOSOPHY
AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

FLORIDA MUNICIPAL BOND invests primarily in Florida municipal securities. There are no restrictions on the fund's weighted average maturity.

Depending on your tax status, investment income may be subject to the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

Fund shares are intended to be exempt from the Florida intangible personal property tax.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The LEHMAN BROTHERS FIVE-YEAR MUNICIPAL GENERAL OBLIGATION INDEX has an average maturity of five years. The bonds in that index are rated BBB or higher by
Standard & Poor's, with an average rating of AA.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The funds in Lipper's FLORIDA INTERMEDIATE MUNICIPAL DEBT FUNDS category invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of 5-10 years.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. Ratings are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment grade,"
meaning they're relatively safe from default.

-----
   14

Glossary

AVERAGE ANNUAL RETURNS--the  annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial
Highlights."

AVERAGE DURATION--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. The longer the duration, the greater the portfolio's interest rate sensitivity.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/LEASES--securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder's account. (See Note 2 in the Notes to Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915-Act bonds that are issued to finance real estate development projects.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by  the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

                                                                    (continued)

                                                                          -----
                                                                          15

Glossary

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME--taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----
   16

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          17

Notes

-----
   18

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------

0301                                  American Century Investment Services, Inc.
SH-SAN-32703N                      (c)2003 American Century Services Corporation